As filed with the Securities and Exchange Commission on March 11, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

309 Technology Drive

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.

Quaker Investment Trust

309 Technology Drive

Malvern, PA 19355
(Name and address of agent for service)

(800) 220-8888

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

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Quaker Event Arbitrage Fund

Quaker Global Tactical Allocation Fund

Quaker Mid-Cap Value Fund

Quaker Small-Cap Growth Tactical Allocation Fund

Quaker Small Cap Value Fund

Quaker Strategic Growth Fund

Mutual fund investing involves risk. Principal loss is possible.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, non-diversification, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders

December 31, 2012

Dear Fellow Shareholder:

     The premise upon which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical and allocation strategies used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.

     Our management team continually strives to provide our shareholders with innovative investment alternatives and advisers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.

Sincerely,

Jeffry H. King, Sr.
Chairman & CEO

Quaker Investment Trust

Performance Update

Quaker Event Arbitrage Fund   (QEAAX, QEACX, QEAIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund generally invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events.

Average Annualized Total Return

	Expense	Inception							Commencement
	Ratio	Date							of Operations
			One Year		Five Year		Ten Year		through 12/31/2012
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.99%	11/21/2003	0.04%	5.86%	(0.76)%	0.36%	N/A	N/A	5.18%	5.83%
Class C	2.74%	6/7/2010	4.99%	4.99%	N/A	N/A	N/A	N/A	0.25%	0.25%
Institutional Class	1.74%	6/7/2010	6.03%	6.03%	N/A	N/A	N/A	N/A	1.19%	1.19%
S&P 500® Total Return Index*			16.00%	16.00%	1.66%	1.66%	N/A	N/A	5.72%	5.72%

*	The benchmark since commencement of operations returns are calculated for the period from November 21, 2003 through December 31, 2012.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

ADVISER:
Quaker Funds, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2012
$55,079,800

Top Ten Holdings ** (% of net assets) (unaudited)

Credit Suisse Securities USA LLC	3.54%
Lennar Corp.	3.38%
Progress Software Corp.	2.84%
Diagnostic Services Holdings, Inc.	2.33%
Anaren, Inc.	2.07%
Seachange International, Inc.	2.06%
Novell, Inc.	1.77%
Long Beach Mortgage Loan Trust 2002-1	1.74%
Tessera Technologies, Inc.	1.73%
Liberty Media Corp.	1.66%
% Fund Total	23.12%
** Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

54.63%	Domestic Common Stocks
2.46%	Basic Materials
8.85%	Communications
9.78%	Consumer, Cyclical
4.07%	Consumer, Non-cyclical
0.00%	Diversified
2.36%	Energy
1.55%	Financial
5.92%	Healthcare
3.60%	Industrial
16.04%	Technology
2.17%	Foreign Common Stocks
1.11%	Preferred Stocks
4.99%	Corporate Bonds
0.76%	Warrants
10.53%	Asset Backed Securities
0.00%	Rights
0.72%	Options
19.91%	Short-Term Investment
0.93%	Term Loan
95.75%	Total Market Value of Investments
4.25%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

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Performance Update

Quaker Global Tactical Allocation Fund (QTRAX, QTRCX, QTRIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Global Tactical Allocation Fund (the “Fund) seeks to provide long-term growth of capital. The Fund invests in the common stocks of U.S. companies and American Depository Receipts (“ADRs”) of foreign companies without regard to market capitalization. Under normal circumstances, the Fund will invest at least 40% of its total assets in common stocks and ADRs of foreign companies.

Average Annualized Total Return

									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2012
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.68%	5/1/2008	4.64%	10.73%	N/A	N/A	N/A	N/A	(7.29)%	(6.16)%
Class C	3.43%	5/1/2008	9.80%	9.80%	N/A	N/A	N/A	N/A	(6.87)%	(6.87)%
Institutional Class	2.43%	7/23/2008	10.85%	10.85%	N/A	N/A	N/A	N/A	(3.64)%	(3.64)%
MSCI World Index*			15.83%	15.83%	N/A	N/A	N/A	N/A	(0.43)%	(0.43)%

*	The benchmark since inception returns are calculated since commencement of May 1, 2008 through December 31, 2012.

Performance data quoted represents past performance and is no guarantee of future results.Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares.Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.You cannot invest directly in an index.

The Morgan Stanley Capital International World Index (“MSCI World Index”) measures developed–market equity performance throughout the world. The MSCI World Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:
DG Capital Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2012
$8,174,025

Top Ten Holdings ** (% of net assets)

(unaudited)

Koninklijke Philips Electronics NV ADR	3.04%
Mastercard, Inc.	3.04%
SAP AG	2.82%
Visa, Inc.	2.52%
Google, Inc.	2.52%
Citigroup, Inc.	2.49%
Novo Nordisk	2.37%
CBS Corp.	2.32%
Rio Tinto PLC	2.29%
News Corp.	2.29%
% Fund Total	25.70%
** Excludes Short-Term Investments

Country Allocation (% of net assets)
(unaudited)

96.08%	Common Stocks
1.53%	Belgium
1.78%	Bermuda
1.01%	Canada
2.37%	Denmark
2.27%	France
6.57%	Germany
1.50%	Ireland
2.03%	Mexico
4.55%	Netherlands
7.63%	Switzerland
9.38%	United Kingdom
55.46%	United States
4.04%	Short-Term Investment
100.12%	Total Market Value of Investments
(0.12)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets

2 0 1 2 S E M I - A N N U A L R E P O R T	| 3

Performance Update

Quaker Mid-Cap Value Fund   (QMCVX, QMCCX, QMVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell Midcap® Value Index (“Russell Index”).

Average Annualized Total Return

									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2012
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.21%	12/31/1997	6.13%	12.30%	(0.04)%	1.10%	8.60%	9.21%	5.75%	6.15%
Class C	2.96%	7/31/2000	11.48%	11.48%	0.36%	0.36%	8.41%	8.41%	6.38%	6.38%
Institutional Class	1.96%	11/21/2000	12.61%	12.61%	1.35%	1.35%	9.50%	9.50%	7.66%	7.66%
Russell Midcap® Value Index*			18.51%	18.51%	3.79%	3.79%	10.62%	10.62%	8.00%	8.00%

*	The benchmark since inception returns are calculated since commencement of December 31, 1997 through December 31, 2012.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations between $829 million and $12.2 billion. The Russell Midcap® Value Index assumes reinvestment of all dividends.

SUB-ADVISER:
Kennedy Capital Management

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2012
$7,670,157

Top Ten Holdings ** (% of net assets) (unaudited)

Timken Co.	2.55%
AGCO Corp.	2.51%
Huntington Bancshares, Inc.	2.48%
Fossil, Inc.	2.44%
Torchmark Corp.	2.44%
Valero Energy Corp.	2.36%
Hormel Foods Corp.	2.25%
Harman International Industries, Inc.	2.25%
Regions Financial Corp.	2.22%
Zimmer Holdings, Inc.	2.11%
% Fund Total	23.61%
** Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

91.87%	Common Stocks
6.84%	Basic Materials
9.71%	Consumer, Cyclical
2.25%	Consumer, Non-cyclical
11.08%	Energy
18.20%	Financial
7.39%	Healthcare
14.15%	Industrial
10.51%	Technology
11.74%	Utilities
4.81%	Real Estate Investment Trusts
6.95%	Short-Term Investments
103.63%	Total Market Value of Investments
(3.63)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets

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Performance Update

Quaker Small-Cap Growth Tactical Allocation Fund   (QGASX, QGCSX, QGISX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests at least 80% of its total assets in common stocks, American Depository Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges with market capitalizations within the range of companies included in the Russell 2000® Growth Index (the “Russell 2000 Index”).

Average Annualized Total Return

									Commencement
									of Operations
	Expense Ratio	Inception Date	One Year		Five Year		Ten Year		through 12/31/2012
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.28%	9/30/2008	(3.22)%	2.41%	N/A	N/A	N/A	N/A	1.04%	2.39%
Class C	3.03%	9/30/2008	1.65%	1.65%	N/A	N/A	N/A	N/A	1.61%	1.61%
Institutional Class	2.03%	9/30/2008	2.61%	2.61%	N/A	N/A	N/A	N/A	2.65%	2.65%
Russell 2000® Growth Index*			14.59%	14.59%	N/A	N/A	N/A	N/A	8.25%	8.25%

*	The benchmark since inception returns are calculated since commencement of September 30, 2008 through December 31, 2012.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares.Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Growth Index in an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes the Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:
Century Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2012
$4,990,739

Top Ten Holdings ** (% of net assets) (unaudited)

Kayak Software Corp.	5.49%
Robbins & Myers, Inc.	5.48%
Direxion Daily Small Cap Bear 3X Shares	4.89%
Validus Holdings Ltd.	4.29%
Velti PLC	3.43%
Blucora, Inc.	3.15%
Core-Mark Holding Co., Inc.	3.13%
HSN, Inc.	2.98%
Lifevantage Corp.	2.94%
Geospace Technologies Corp.	2.85%
% Fund Total	38.63%
** Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

60.94%	Domestic Common Stocks
6.25%	Basic Materials
11.62%	Communications
9.08%	Consumer, Cyclical
7.16%	Consumer, Non-cyclical
5.58%	Energy
0.88%	Financial
5.50%	Healthcare
9.18%	Industrial
5.69%	Technology
11.29%	Foreign Common Stocks
7.25%	Exchange-Traded Funds
31.84%	Short-Term Investments
0.99%	Limited Partnerships
112.31%	Total Market Value of Investments
(12.31)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets

2 0 1 2 S E M I - A N N U A L R E P O R T	| 5

Performance Update

Quaker Small-Cap Value Fund (QUSVX, QSVCX, QSVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered as incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500™ Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

Average Annualized Total Return

									Commencement
									of Operations
	Expense Ratio	Inception Date	One Year		Five Year		Ten Year		through 12/31/2012
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.96%	11/25/1996	6.51%	12.70%	1.89%	3.05%	9.10%	9.72%	8.86%	9.24%
Class C	2.71%	7/28/2000	11.90%	11.90%	2.29%	2.29%	8.92%	8.92%	7.64%	7.64%
Institutional Class	1.71%	9/12/2000	12.98%	12.98%	3.31%	3.31%	9.99%	9.99%	7.81%	7.81%
Russell 2000® Index*			16.35%	16.35%	3.55%	3.55%	9.71%	9.71%	7.01%	7.01%

*	The benchmark since inception returns are calculated for the period from November 25, 1996 through December 31, 2012.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares.Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000 Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

SUB-ADVISER:
Aronson Johnson Ortiz, L.P.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2012
$29,886,460

Top Ten Holdings ** (% of net assets) (unaudited)

HollyFrontier Corp.	1.36%
Arris Group, Inc.	1.32%
EMCOR Group, Inc.	1.32%
CACI International, Inc.	1.31%
Schweitzer-Mauduit International, Inc.	1.31%
Jones Lang LaSalle, Inc.	1.29%
Huntington Bancshares, Inc.	1.29%
United Online, Inc.	1.28%
United Therapeutics Corp.	1.27%
Montpelier Re Holdings Ltd.	1.26%
% Fund Total	13.01%
** Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

95.54%	Common Stocks
6.71%	Basic Materials
6.81%	Communications
15.33%	Consumer, Cyclical
9.17%	Consumer, Non-cyclical
7.24%	Energy
18.75%	Financial
11.87%	Healthcare
8.41%	Industrial
7.37%	Technology
3.88%	Utilities
3.16%	Real Estate Investment Trusts
7.11%	Short-Term Investments
105.81%	Total Market Value of Investments
(5.81)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets

6	| 2 0 1 2 S E M I - A N N U A L R E P O R T

Performance Update

Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.

Average Annualized Total Return

									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2012
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.30%	11/25/1996	4.19%	10.25%	(7.31)%	(6.26)%	5.28%	5.88%	10.08%	10.47%
Class C	3.05%	7/11/2000	9.48%	9.48%	(6.95)%	(6.95)%	5.09%	5.09%	1.56%	1.56%
Institutional Class	2.05%	7/20/2000	10.51%	10.51%	(6.04)%	(6.04)%	6.13%	6.13%	2.46%	2.46%
S&P 500® Total Return Index*			16.00%	16.00%	1.66%	1.66%	7.09%	7.09%	5.91%	5.91%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2012.

Performance data quoted represents past performance and is no guarantee of future results.Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares.Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.You cannot invest directly in an index.

The S&P 500® Total Return Index is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:
DG Capital Management, Inc.

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2012
$151,948,656

Top Ten Holdings ** (% of net assets) (unaudited)

Mastercard, Inc.	3.05%
Visa, Inc.	2.56%
Citigroup, Inc.	2.53%
Google, Inc.	2.51%
Novo Nordisk	2.49%
CBS Corp.	2.45%
News Corp.	2.41%
Time Warner, Inc.	2.38%
ACE Ltd.	2.36%
Sanofi	2.32%
% Fund Total	25.06%
** Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

69.54%	Domestic Common Stocks
2.26%	Basic Materials
20.84%	Communications
4.81%	Consumer, Cyclical
7.86%	Consumer, Non-cyclical
3.84%	Energy
13.56%	Financial
12.62%	Healthcare
2.00%	Industrial
1.75%	Technology
25.79%	Foreign Common Stocks
3.29%	Short-Term Investment
98.62%	Total Market Value of Investments
1.38%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

2 0 1 2 S E M I - A N N U A L R E P O R T	| 7

Expense Information (unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2012 through December 31, 2012.

ACTUAL EXPENSES

     The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Expense Information (unaudited)

		Beginning Account Value 7/01/12	Annualized Expense Ratio For the Period	Ending Account Value 12/31/2012	Expenses Paid During the Period*
Event Arbitrage

Actual return based on actual return of:
Class A	2.84%	$1,000.00	1.99%	$1,028.40	$10.17
Class C	2.50%	1,000.00	2.74%	1,025.00	13.99
Institutional Class	3.02%	1,000.00	1.74%	1,030.20	8.90
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Institutional Class		1,000.00	1.74%	1,016.43	8.84
Global Tactical Allocation

Actual return based on actual return of:
Class A	4.35%	1,000.00	2.94%	1,043.50	15.14
Class C	3.91%	1,000.00	3.69%	1,039.10	18.97
Institutional Class	4.43%	1,000.00	2.70%	1,044.30	13.91
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.94%	1,010.38	14.90
Class C		1,000.00	3.69%	1,006.60	18.66
Institutional Class		1,000.00	2.70%	1,011.59	13.69
Mid-Cap Value

Actual return based on actual return of:
Class A	5.02%	1,000.00	2.27%	1,050.20	11.73
Class C	4.61%	1,000.00	3.02%	1,046.10	15.58
Institutional Class	5.13%	1,000.00	2.02%	1,051.30	10.44
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.27%	1,013.76	11.52
Class C		1,000.00	3.02%	1,009.98	15.30
Institutional Class		1,000.00	2.02%	1,015.02	10.26
Small-Cap Growth Tactical Allocation

Actual return based on actual return of:
Class A	0.56%	1,000.00	2.45%	1,005.60	12.39
Class C	0.12%	1,000.00	3.20%	1,001.20	16.14
Institutional Class	0.67%	1,000.00	2.20%	1,006.70	11.13
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.45%	1,012.85	12.43
Class C		1,000.00	3.20%	1,009.07	16.20
Institutional Class		1,000.00	2.20%	1,014.12	11.17
Small-Cap Value

Actual return based on actual return of:
Class A	6.31%	1,000.00	1.97%	1,063.10	10.24
Class C	5.93%	1,000.00	2.72%	1,059.30	14.12
Institutional Class	6.41%	1,000.00	1.72%	1,064.10	8.95
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.97%	1,015.27	10.01
Class C		1,000.00	2.72%	1,011.49	13.79
Institutional Class		1,000.00	1.72%	1,016.53	8.74
Strategic Growth

Actual return based on actual return of:
Class A	3.35%	1,000.00	2.44%	1,033.50	12.51
Class C	2.97%	1,000.00	3.19%	1,029.70	16.32
Institutional Class	3.48%	1,000.00	2.19%	1,034.80	11.23
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.44%	1,012.91	12.38
Class C		1,000.00	3.19%	1,009.12	16.15
Institutional Class		1,000.00	2.19%	1,014.17	11.12
*	Expenses are equal to the Fund’s annualized six-month expense ratios (net of reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

2 0 1 2  S E M I - A N N U A L  R E P O R T  | 9

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 54.63%

Basic Materials — 2.46%
Chemicals — 1.03%
Rockwood Holdings, Inc.	11,500	$568,790
Forest Products & Paper — 1.43%
Wausau Paper Corp.	91,000	788,060
Total Basic Materials (Cost: $1,324,818)		1,356,850
Communications — 8.85%
Internet — 1.23%
30DC, Inc. (a)(b)(c)	50,000	5,050
Equinix, Inc. (c)	1,700	350,540
Unwired Planet, Inc. (c)	266,125	319,350
		674,940
Media — 2.72%
Digital Generation, Inc. (c)	54,000	586,440
Liberty Media Corp. Class A (c)	7,880	914,159
		1,500,599
Telecommunications — 4.90%
Anaren, Inc. (c)	58,700	1,141,715
Comverse Technology, Inc. (c)	100,000	384,000
Comverse, Inc. (c)	10,000	285,300
Extreme Networks (c)	243,990	888,124
		2,699,139
Total Communications (Cost: $4,626,232)		4,874,678
Consumer, Cyclical — 9.78%
Apparel — 1.35%
The Warnaco Group, Inc. (c)	10,400	744,328
Entertainment — 0.52%
EDCI Holdings, Inc. (c)	75,500	283,125
Home Builders — 3.38%
Lennar Corp. Class B	61,000	1,862,940
Lodging — 0.00%
Trump Entertainment Resorts, Inc. (a)(b)(c)	8,949	0
Trump Entertainment Resorts, Inc. (a)(b)(c)	135	409
		409
Retail — 4.53%
Caribou Coffee Co., Inc. (c)	4,515	73,098
DSW, Inc. Class A	6,500	426,985
Office Depot, Inc. (c)	30,000	98,400
Regis Corp.	43,000	727,560
Syms Corp. (a)(b)(c)	176,581	439,687
Wet Seal, Inc. Class A (c)	264,500	730,020
		2,495,750
Total Consumer, Cyclical (Cost: $4,349,830)		5,386,552
Consumer, Non-cyclical — 4.07%
Commercial Services — 0.45%
SAIC, Inc.	21,000	237,720
Viad Corp.	300	8,148
		245,868
Cosmetics & Personal Care — 1.18%
CCA Industries, Inc.	149,792	648,599
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Consumer, Non-cyclical (Continued)
Food — 2.44%
Dole Food Co., Inc. (c)	51,800	$594,146
Ralcorp Holdings, Inc. (c)	8,400	753,060
		1,347,206
Total Consumer, Non-cyclical (Cost: $2,481,591)		2,241,673
Diversified — 0.00%
Holding Companies-Diversified — 0.00%
Stoneleigh Partners Acquisition Corp. (a)(b)(c)	400	0
Total Diversified (Cost: $0)		0
Energy — 2.36%
Oil & Gas — 2.36%
McMoRan Exploration Co. (c)	32,000	513,600
Murphy Oil Corp.	13,200	786,060
		1,299,660
Total Energy (Cost: $1,252,571)		1,299,660
Financial — 1.55%
Banks — 0.73%
FirstMerit Corp.	28,432	403,450
Savings & Loans — 0.82%
FedFirst Financial Corp.	24,300	392,202
SI Financial Group, Inc.	5,066	58,259
		450,461
Total Financial (Cost: $814,551)		853,911
Healthcare — 5.92%
Biotechnology — 2.36%
Cadus Corp. (c)	214,729	300,621
Illumina, Inc. (c)	15,000	833,850
Maxygen, Inc.	68,000	167,280
		1,301,751
Healthcare-Services — 2.01%
Diagnostic Services Holdings, Inc. (a)(c)	10,221	670,256
Humana, Inc.	3,500	240,205
WellCare Health Plans, Inc. (c)	4,000	194,760
		1,105,221
Pharmaceuticals — 1.55%
Abbott Laboratories	13,000	851,500
INYX, Inc. (b)(c)	167,850	118
		851,618
Total Healthcare (Cost: $3,511,652)		3,258,590
Industrial — 3.60%
Aerospace & Defense — 2.57%
API Technologies Corp. (c)	274,800	807,912
Esterline Technologies Corp. (c)	9,600	610,656
		1,418,568
Environmental Control — 0.02%
Strategic Enviromental & Energy Resources, Inc. (a)(b)(c)	43,000	9,907
Miscellaneous Manufacturing — 1.01%
SPX Corp.	7,900	554,185
Total Industrial (Cost: $1,926,769)		1,982,660

The accompanying notes are an integral part of the financial statements.

10 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Technology — 16.04%
Computers — 1.18%
CACI International, Inc. Class A (c)	11,800	$649,354
Semiconductors — 5.39%
DSP Group, Inc. (c)	141,522	815,167
Integrated Device Technology, Inc. (c)	111,000	810,300
MIPS Technologies, Inc. Class A (c)	50,000	391,000
Tessera Technologies, Inc.	58,000	952,360
		2,968,827
Software — 9.47%
BMC Software, Inc. (c)	10,500	416,430
Compuware Corp. (c)	40,000	434,800
Contra Softbrands, Inc. (a)(b)(c)	5,000	0
Eloqua, Inc. (c)	17,600	415,184
Network-1 Security Solutions, Inc. (c)	235,000	274,950
Novell, Inc. (a)(b)(c)	160,000	976,000
Progress Software Corp. (c)	74,500	1,563,755
Seachange International, Inc. (c)	117,405	1,135,306
		5,216,425
Total Technology (Cost: $8,522,259)		8,834,606
Total Domestic Common Stocks (Cost $28,810,273)		30,089,180

Foreign Common Stocks — 2.17%

Canada — 1.03%
Forest Products & Paper — 0.02%
Catalyst Paper Corp. (a)(c)	1,102	12,327
Mining — 0.03%
Sacre-Coeur Minerals Ltd. (b)(c)	109,000	15,922
Sacre-Coeur Minerals Ltd. (c)	444	65
		15,987
Retail — 0.98%
Brick Ltd.	100,000	539,969
Total Canada (Cost: $1,200,106)		568,283
Germany — 0.01%
Holding Companies-Diversified — 0.01%
KHD Humboldt Wedag International AG	1,014	6,276
Total Germany (Cost: $6,901)		6,276
Ireland — 1.02%
Miscellaneous Manufacturing — 1.02%
Ingersoll-Rand PLC	11,700	561,132
Total Ireland (Cost: $542,061)		561,132
Spain — 0.11%
Media — 0.11%
Promotora de Informaciones S.A. Class B ADR (c)	45,000	47,700
Promotora de Informaciones S.A.ADR (c)	7,875	9,293
		56,993
Total Spain (Cost: $426,818)		56,993
Total Foreign Common Stocks (Cost $2,175,886)		1,192,684
	Number of Shares	Fair Value
Preferred Stocks — 1.11%

United States — 1.11%
Diagnostic Services Holdings, Inc., % (a)(b)(c)	613	$613,000
GeoMet, Inc., 8.00% (c)	3	22
		613,022
Total United States (Cost $613,030)		613,022
Total Preferred Stocks (Cost $613,030)		613,022

	Par Value
Term Loan — 0.93%

United States — 0.93%
Diagnostic Services Holdings, Inc. 13.50%, 5/5/2016 (a)(b)	$511,054	511,054
Total United States (Cost: $511,054)		511,054
Total Term Loan (Cost $511,054)		511,054

Corporate Bonds — 4.99%

Basic Materials — 0.03%
Forest Products & Paper—0.03%
NewPage Corp. 10.00%, 5/1/2012 (d)	300,000	15,750
Total Basic Materials (Cost: $215,246)		15,750
Financial — 4.74%
Banks — 0.91%
BNP Paribas S.A. 9.00%, 9/5/2013	500,000	500,000
Diversified Financial Services — 3.83%
Credit Suisse Securities USA LLC 10.10%, 7/7/2014 (a)	500,000	500,000
Credit Suisse Securities USA LLC 11.50%, 2/28/2014	500,000	484,300
Credit Suisse Securities USA LLC 12.00%, 1/31/2014	500,000	487,700
Credit Suisse Securities USA LLC 12.00%, 6/30/2014	500,000	478,650
Lehman Brothers Holdings, Inc. 0.00%, 7/08/2014	110,000	25,438
Lehman Brothers Holdings, Inc. 0.00%, 2/17/2015	130,000	27,787
Lehman Brothers Holdings, Inc. 0.00%, 1/28/2020	100,000	21,375
Lehman Brothers Holdings, Inc. 0.00%, 9/23/2020	100,000	20,350
Lehman Brothers Holdings, Inc. 0.00%, 2/14/2023	200,000	42,750
Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020	100,000	21,375
		2,109,725
Venture Capital — 0.00%
Infinity Capital Group 7.00%, 12/31/2049 (a)(b)	25,000	0
Total Financial (Cost: $2,687,415)		2,609,725
Industrial — 0.22%
Building Materials — 0.22%
U.S. Concrete, Inc. 9.50%, 8/31/2015 (e)	100,000	125,000
Total Industrial (Cost: $100,000)		125,000
Utilities — 0.00%
Electric — 0.00%
Mirant Corp. 2.50%, 6/15/2021 (a)(b)	20,000	0
Total Utilities (Cost: $0)		0
Total Corporate Bonds (Cost $3,002,661)		2,750,475

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 11

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2012 (unaudited)

	Number of Shares	Fair Value
Warrants — 0.76%

Barclays Bank PLC, Expiration:
December, 2014 (a)(c)	37,853	$420,547
Sacre-Coeur Minerals Ltd., Expiration:
March, 2013 (a)(b)(c)	54,500	0
Total Warrants (Cost $430,010)		420,547

Asset Backed Securities — 10.53%

United States — 10.53%
AFC Home Equity Loan Trust
Class 1A Series 2000-2, 0.60%, 6/25/2030 (f)	16,396	10,276
Citigroup Mortgage Loan Trust, Inc.
Class M3 Series 2005-OPT1, 0.91%, 2/25/2035 (f)	1,033,545	912,893
Countrywide Alternative Loan Trust
Class 2A2A Series 2006-OC5, 0.38%, 6/25/2036 (f)	110,340	77,011
Countrywide Alternative Loan Trust
Class A3 Series 2007-OA7, 0.51%, 5/25/2047 (f)	124,849	4,217
Countrywide Asset-Backed Certificates
Class M1 Series 2006-23, 0.46%, 5/25/2037 (f)	1,800,000	83,050
Countrywide Asset-Backed Certificates
Class M1 Series 2006-BC4, 0.50%, 11/25/2036 (f)	3,000,000	102,111
Countrywide Asset-Backed Certificates
Class 2M2 Series 2007-11, 0.53%, 6/25/2047 (f)	2,200,000	16,405
Countrywide Asset-Backed Certificates
Class A3 Series 2006-S8, 5.56%, 4/25/2036 (f)	149,196	127,048
Countrywide Asset-Backed Certificates
Class A6 Series 2006-S6, 5.66%, 3/25/2034 (b)(f)	100,996	110,486
Countrywide Asset-Backed Certificates
Class A3 Series 2007-S1, 5.81%, 11/25/2036 (f)	520,158	381,871
Countrywide Home Equity Loan Trust
Class 2A Series 2006-E, 0.35%, 7/15/2036 (f)	406,893	268,203
Countrywide Home Equity Loan Trust
Class 2A Series 2006-G, 0.36%, 10/15/2036 (f)	180,787	115,170
Countrywide Home Equity Loan Trust
Class A Series 2007-E, 0.36%, 6/15/2037 (f)	692,609	447,334
Countrywide Home Equity Loan Trust
Class 2A Series 2005-A, 0.45%, 4/15/2035 (f)	48,325	31,385
Long Beach Mortgage Loan Trust 2002-1
Class 2M1 Series 2002-1, 1.33%, 5/25/2032 (f)	1,087,410	957,201
Provident Bank Home Equity Loan Trust
Class A2 Series 2000-2, 0.75%, 08/25/2031 (f)	493,881	267,248
Provident Bank Home Equity Loan Trust
Class A1 Series 2000-2, 0.75%, 8/25/2031 (f)	140,387	90,467
Provident Bank Home Equity Loan Trust
Class A3 Series 1999-3, 0.99%, 1/25/2031 (f)	240,179	140,807
Residential Funding Mortgage Securities II Home Loan Trust
Class AII Series 2007-HSA3, 0.35%, 6/25/2037 (f)	936,958	617,632
Structured Asset Investment Loan Trust
Class M1 Series 2003-BC9, 1.26%, 8/25/2033 (f)	715,516	637,860
Structured Asset Securities Corp.
Class M6 Series 2005-WF2, 0.87%, 5/25/2035 (f)	513,414	399,959
		5,798,634
Total United States (Cost $5,931,171)		5,798,634
Total Asset Backed Securities (Cost $5,931,171)		5,798,634
	Number of Shares	Fair Value
Rights — 0.00%

United States — 0.00%
Petrocorp, Inc. ESCROW (a)(b)(c)	200	$0
Total United States (Cost $0)		0
Total Rights (Cost $0)		0

	Number of Contracts
Options — 0.72%

United States — 0.72%
Compuware Corp., Expiration: May, 2013
Exercise Price: $10.00	250	32,500
KBW Regional Bank Index, Expiration: June, 2013
Exercise Price: $30.00	145	45,385
Lennar Corp., Expiration: May, 2013
Exercise Price: $42.00	560	319,200
		397,085
Total United States (Cost $455,295)		397,085
Total Options (Cost $455,295)		397,085

Short-Term Investment — 19.91%

Time Deposit — 19.91%
Citibank, London, 0.03%, 1/2/2013 (g)	$10,964,978	10,964,978
Total Short-Term Investment (Cost $10,964,978)		10,964,978
Total Investments (Cost $52,894,358) — 95.75%		52,737,659
Other Assets in Excess of Liabilities, Net — 4.25%		2,342,141
Total Net Assets — 100.00%		55,079,800

Schedule of Securities Sold Short	Number of Shares
Common Stocks — 1.84%

Digital Generation, Inc.	3,600	39,096
Lennar Corp., Class A	5,000	193,350
PVH Corp.	1,901	211,030
Sirius XM Radio, Inc.	197,000	569,330
Total Common Stocks		1,012,806
Total Securities Sold Short (Proceeds: $888,462)		1,012,806

	Number of Contracts
Call Options Written — 2.13%

Abbott Laboratories, Expiration: January, 2013
Exercise Price: $62.50	130	39,650
Allscripts Healthcare Solutions, Inc., Expiration: January, 2013
Exercise Price: $8.00 (a)	750	6,000
Anaren, Inc., Expiration: February, 2013
Exercise Price: $17.50 (a)	275	54,313
Compuware Corp., Expiration: January, 2013
Exercise Price: $8.30 (a)	400	102,620
DSW, Inc., Expiration: January, 2013
Exercise Price: $58.00	65	50,375

The accompanying notes are an integral part of the financial statements.

12 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2012 (unaudited)

	Number of Contracts	Fair Value
Call Options Written (Continued)

Emulex Corp., Expiration: January, 2013
Exercise Price: $6.00 (a)	670	$3,350
Emulex Corp., Expiration: January, 2013
Exercise Price: $6.50 (a)	540	886
Esterline Technologies Corp., Expiration: February, 2013
Exercise Price: $58.00 (a)	60	37,523
Illumina, Inc., Expiration: January, 2013
Exercise Price: $45.00	150	165,000
Ingersoll-Rand PLC, Expiration: January, 2013
Exercise Price: $43.00	117	59,085
KBW Regional Bank Index, Expiration: June, 2013
Exercise Price: $30.00	145	11,165
Lennar Corp., Expiration: May, 2013
Exercise Price: $42.00	560	118,160
Murphy Oil Corp., Expiration: January, 2013
Exercise Price: $52.50	25	17,875
Murphy Oil Corp., Expiration: January, 2013
Exercise Price: $57.50	34	9,520
Murphy Oil Corp., Expiration: January, 2013
Exercise Price: $55.00	73	35,040
Progress Software Corp., Expiration: January, 2013
Exercise Price: $20.00	150	21,000
Progress Software Corp., Expiration: January, 2013
Exercise Price: $17.50	140	49,700
Regis Corp., Expiration: January, 2013
Exercise Price: $15.00 (a)	125	1,250
Rockwood Holdings, Inc., Expiration: January, 2013
Exercise Price: $47.50 (a)	50	10,891
Rockwood Holdings, Inc., Expiration: January, 2013
Exercise Price: $45.00	65	29,900
	Number of Contracts	Fair Value
Call Options Written (Continued)

SeaChange International, Inc., Expiration: February, 2013
Exercise Price: $7.45 (a)	500	$111,420
SPX Corp., Expiration: January, 2013
Exercise Price: $60.00	79	81,370
Tessera Technologies, Inc., Expiration: January, 2013
Exercise Price: $15.00	330	50,325
Tessera Technologies, Inc., Expiration: January, 2013
Exercise Price: $14.00	200	48,500
United Online Inc., Expiration: February, 2013
Exercise Price: $5.00 (a)	400	4,000
Wet Seal, Inc., Expiration: January, 2013
Exercise Price: $2.50 (a)	1,000	25,670
WPP PLC, Expiration: February, 2013
Exercise Price: $8.00 (a)	400	28,644
Total Options Written (Premiums Received $1,025,424)		$1,173,232
ADR - American Depositary Receipt
(a)	Indicates a fair valued security. Total market value for fair valued securities is $3,771,670, representing 6.85% of net assets.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $2,571,147, representing 4.67% of net assets.
(c)	Non-income producing security.
(d)	Defaulted Bond.
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
(f)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 13

Schedule of Investments

Quaker Global Tactical Allocation Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 96.08%

Belgium — 1.53%
Anheuser-Busch InBev NV ADR	1,430	$124,996
Total Belgium (Cost $91,011)		124,996
Bermuda — 1.78%
Arch Capital Group Ltd. (a)	3,300	145,266
Total Bermuda (Cost $129,308)		145,266
Canada — 1.01%
Cenovus Energy, Inc.	2,455	82,341
Total Canada (Cost $84,475)		82,341
Denmark — 2.37%
Novo Nordisk — ADR	1,190	194,220
Total Denmark (Cost $189,611)		194,220
France — 2.27%
Sanofi - ADR	3,910	185,256
Total France (Cost $164,596)		185,256
Germany — 6.57%
Adidas AG - ADR	3,210	143,808
Bayerische Motoren Werke AG - ADR	5,000	163,000
SAP AG - ADR (b)	2,870	230,691
		537,499
Total Germany (Cost $451,196)		537,499
Ireland — 1.50%
Accenture PLC	1,840	122,360
Total Ireland (Cost $112,113)		122,360
Mexico — 2.03%
Fomento Economico Mexicano SAB de CV - ADR	1,645	165,651
Total Mexico (Cost $146,492)		165,651
Netherlands — 4.55%
Koninklijke Philips Electronics NV - ADR	9,370	248,680
Unilever NV	3,230	123,709
		372,389
Total Netherlands (Cost $336,210)		372,389
Switzerland — 7.63%
ACE Ltd.	2,300	183,540
Allied World Assurance Co. Holdings AG	1,810	142,628
Novartis AG - ADR	2,720	172,176
Syngenta AG - ADR	1,550	125,240
		623,584
Total Switzerland (Cost $591,829)		623,584
United Kingdom — 9.38%
Diageo PLC - ADR	1,370	159,715
GlaxoSmithKline PLC - ADR	2,810	122,151
InterContinental Hotels Group PLC - ADR	6,182	171,983
Rio Tinto PLC - ADR	3,225	187,340
Royal Bank of Scotland Group PLC - ADR (a)(b)	11,605	125,218
		766,407
Total United Kingdom (Cost $719,837)		766,407
	Number	Fair
	of Shares	Value
Common Stocks (continued)

United States — 55.46%
Amazon.com, Inc. (a)	330	$82,876
American International Group, Inc. (a)	3,530	124,609
Anadarko Petroleum Corp.	2,220	164,968
ANSYS, Inc. (a)	1,780	119,865
Apple, Inc.	164	87,417
Bank of America Corp.	10,625	123,250
Biogen Idec, Inc. (a)	1,090	159,870
Capital One Financial Corp.	2,860	165,680
CBS Corp.	4,990	189,870
Celgene Corp. (a)	2,040	160,589
Citigroup, Inc.	5,140	203,339
Discovery Communications, Inc. (a)	2,930	185,997
eBay, Inc. (a)	3,255	166,070
Facebook, Inc. (a)	3,070	81,754
Gilead Sciences, Inc. (a)	1,655	121,560
Google, Inc. (a)	290	205,717
Hartford Financial Services Group, Inc.	4,535	101,765
Intuitive Surgical, Inc. (a)	125	61,296
Las Vegas Sands Corp.	3,070	141,711
Marathon Oil Corp.	5,355	164,184
Mastercard, Inc.	505	248,096
Mead Johnson Nutrition Co.	1,810	119,261
Monsanto Co.	1,800	170,370
News Corp.	7,320	186,953
Onyx Pharmaceuticals, Inc. (a)	1,595	120,470
Stanley Black & Decker, Inc.	2,220	164,213
Time Warner, Inc.	3,850	184,146
Viacom, Inc.	3,020	159,275
Visa, Inc.	1,360	206,149
Waters Corp. (a)	1,860	162,043
		4,533,363
Total United States (Cost $4,369,123)		4,533,363
Total Common Stocks (Cost $7,385,801)		7,853,332

Short-Term Investment — 4.04%

Investment Trust — 4.04%
Invesco Liquid Assets Portfolio, 0.16% (c)(d)	330,309	330,309
Total Short-Term Investment (Cost $330,309)		330,309
Total Investments (Cost $7,716,110) — 100.12%		8,183,641
Liabilities in Excess of Other Assets, Net (0.12)%		(9,616)
Total Net Assets — 100.00%		$8,174,025

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

14 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Mid-Cap Value Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 91.87%

Basic Materials — 6.84%
Chemicals — 5.11%
FMC Corp.	1,872	$109,550
Georgia Gulf Corp. (a)	3,206	132,344
Methanex Corp.	4,712	150,171
		392,065
Iron & Steel Production — 1.73%
Steel Dynamics, Inc.	9,633	132,261
Total Basic Materials (Cost: $425,604)		524,326
Consumer, Cyclical — 9.71%
Apparel — 2.09%
Gildan Activewear, Inc., Class A	4,381	160,257
Distribution & Wholesale — 2.44%
Fossil, Inc. (b)	2,012	187,317
Home Furnishings — 2.25%
Harman International Industries, Inc.	3,858	172,221
Leisure Time — 1.57%
WMS Industries, Inc. (b)	6,875	120,313
Retail — 1.36%
Darden Restaurants, Inc.	2,320	104,562
Total Consumer, Cyclical (Cost: $621,746)		744,670
Consumer, Non-cyclical — 2.25%
Food — 2.25%
Hormel Foods Corp.	5,533	172,685
Total Consumer, Non-cyclical (Cost: $99,991)		172,685
Energy — 11.08%
Oil & Gas — 9.26%
Atwood Oceanics, Inc. (b)	3,449	157,930
Helmerich & Payne, Inc.	2,529	141,649
Ultra Petroleum Corp. (a)(b)	7,850	142,320
Valero Energy Corp.	5,297	180,734
Whiting Petroleum Corp. (b)	2,027	87,911
		710,544
Oil Equipment & Services — 1.82%
Oil States International, Inc. (b)	1,946	139,217
Total Energy (Cost: $701,274)		849,761
Financial — 18.20%
Banks — 10.26%
Comerica, Inc.	4,874	147,877
First Horizon National Corp.	12,457	123,449
Huntington Bancshares, Inc.	29,763	190,186
Keycorp	18,460	155,433
Regions Financial Corp.	23,888	170,082
		787,027
Diversified Financial Services — 1.57%
Invesco Ltd.	4,611	120,301
Insurance — 6.37%
Allied World Assurance Co.Holdings AG	1,892	149,090
Reinsurance Group of America, Inc., Class A	2,854	152,746
Torchmark Corp.	3,616	186,839
		488,675
Total Financial (Cost: $1,038,118)		1,396,003
	Number	Fair
	of Shares	Value
Common Stocks (continued)

Healthcare — 7.39%
Healthcare-Products — 5.58%
Hospira, Inc. (b)	4,256	$132,957
St.Jude Medical, Inc.	3,678	132,923
Zimmer Holdings, Inc.	2,427	161,784
		427,664
Pharmaceuticals — 1.81%
Forest Laboratories, Inc. (b)	3,932	138,878
Total Healthcare (Cost: $493,909)		566,542
Industrial — 14.15%
Electronics — 1.12%
Waters Corp. (b)	986	85,900
Hand & Machine Tools — 5.98%
Kennametal, Inc.	3,938	157,520
Lincoln Electric Holdings, Inc.	3,065	149,204
Regal-Beloit Corp.	2,153	151,722
		458,446
Machinery-Diversified — 2.51%
AGCO Corp. (b)	3,928	192,943
Metal Fabricate & Hardware — 2.55%
Timken Co.	4,095	195,864
Miscellaneous Manufacturing — 1.99%
Trinity Industries, Inc.	4,259	152,558
Total Industrial (Cost: $823,549)		1,085,711
Technology — 10.51%
Computers — 2.05%
NetApp, Inc. (b)	4,676	156,880
Semiconductors — 8.46%
Applied Materials, Inc.	11,425	130,702
Marvell Technology Group Ltd.	9,708	70,480
ON Semiconductor Corp. (b)	21,651	152,639
Skyworks Solutions, Inc. (b)	6,952	141,126
Teradyne, Inc. (b)	9,127	154,155
		649,102
Total Technology (Cost: $854,839)		805,982
Utilities — 11.74%
Electric — 4.90%
Northeast Utilities	2,827	110,479
Westar Energy, Inc.	4,736	135,545
Xcel Energy, Inc.	4,851	129,570
		375,594
Gas — 6.84%
Centerpoint Energy, Inc.	6,654	128,089
Energen Corp.	2,322	104,699
Questar Corp.	6,676	131,918
UGI Corp.	4,900	160,279
		524,985
Total Utilities (Cost: $741,792)		900,579
Total Common Stocks (Cost $5,800,822)		7,046,259

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 15

Schedule of Investments

Quaker Mid-Cap Value Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Real Estate Investment Trusts — 4.81%

Boston Properties, Inc.	791	$83,696
Camden Property Trust	1,228	83,762
Health Care REIT, Inc.	1,275	78,145
Host Hotels & Resorts, Inc.	7,896	123,730
		369,333
Total Real Estate Investment Trusts (Cost $218,744)		369,333

Short-Term Investments — 6.95%

Investment Trust — 3.57%
Invesco Liquid Assets Portfolio, 0.16% (c)(d)	273,857	273,857
Time Deposit — 3.38%
Citibank, London, 0.03%, 1/2/2013 (d)	259,450	259,450
Total Short-Term Investments (Cost $533,307)		533,307
Total Investments (Cost $6,552,873) — 103.63%		7,948,899
Liabilities in Excess of Other Assets, Net (3.63)%		(278,742)
Total Net Assets — 100.00%		$7,670,157
REIT - Real Estate Investment Trust
(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

16 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 60.94%

Basic Materials — 6.25%
Chemicals — 1.12%
American Vanguard Corp.	1,800	$55,926
Mining — 5.13%
Comstock Mining, Inc. (a)(b)	50,000	114,000
Kaiser Aluminum Corp.	2,300	141,887
		255,887
Total Basic Materials (Cost: $293,673)		311,813
Communications — 11.62%
Internet — 10.79%
Blucora, Inc. (b)	10,000	157,100
Kayak Software Corp., Class A (b)	6,900	274,068
Overstock.com, Inc. (a)(b)	7,500	107,325
		538,493
Telecommunications — 0.83%
Alliance Fiber Optic Products, Inc.	3,450	41,469
Total Communications (Cost: $601,839)		579,962
Consumer, Cyclical — 9.08%
Distribution & Wholesale — 3.13%
Core-Mark Holding Co., Inc.	3,300	156,255
Leisure Time — 1.06%
Nautilus, Inc. (b)	15,000	52,650
Retail — 4.89%
HSN, Inc.	2,700	148,716
RadioShack Corp. (a)	10,000	21,200
Stage Stores, Inc.	3,000	74,340
		244,256
Total Consumer, Cyclical (Cost: $439,451)		453,161
Consumer, Non-cyclical — 7.16%
Agriculture — 1.83%
Alico, Inc.	2,500	91,575
Commercial Services — 2.62%
Arbitron, Inc.	2,800	130,704
Cosmetics & Personal Care — 2.71%
Elizabeth Arden, Inc. (b)	3,000	135,030
Total Consumer, Non-cyclical (Cost: $361,896)		357,309
Energy — 5.58%
Oil & Gas Services — 5.58%
Geospace Technologies Corp. (b)	1,600	142,192
Mitcham Industries, Inc. (b)	10,000	136,300
		278,492
Total Energy (Cost: $281,100)		278,492
Financial — 0.88%
Insurance — 0.88%
Universal Insurance Holdings, Inc.	10,000	43,800
Total Financial (Cost: $38,763)		43,800
Healthcare — 5.50%
Biotechnology — 1.26%
Repligen Corp. (b)	10,000	62,900
	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)

Healthcare (Continued)
Pharmaceuticals — 4.24%
Biospecifics Technologies Corp. (b)	4,344	$64,943
Lifevantage Corp. (a)(b)	67,000	146,730
		211,673
Total Healthcare (Cost: $266,447)		274,573
Industrial — 9.18%
Electrical Components & Equipments — 0.94%
Active Power, Inc. (b)	14,000	46,900
Environmental Control — 0.58%
TRC Cos, Inc. (b)	5,000	29,100
Machinery-Diversified—5.48%
Robbins & Myers, Inc.	4,600	273,470
Miscellaneous Manufacturing — 2.18%
Smith & Wesson Holding Corp. (a)(b)	12,900	108,876
Total Industrial (Cost: $497,510)		458,346
Technology — 5.69%
Semiconductors — 2.76%
Exar Corp. (b)	10,000	89,000
QLogic Corp. (b)	5,000	48,650
		137,650
Software — 2.93%
PDF Solutions, Inc. (b)	5,000	68,900
Seachange International, Inc. (b)	8,000	77,360
		146,260
Total Technology (Cost: $283,291)		283,910
Total Domestic Common Stocks (Cost $3,063,970)		3,041,366

Foreign Common Stocks — 11.29%

Bermuda — 4.29%
Insurance — 4.29%
Validus Holdings Ltd.	6,192	214,119
Total Bermuda (Cost: $216,348)		214,119
Canada — 1.46%
Mining — 1.46%
Nevsun Resources Ltd.	17,000	72,760
Total Canada (Cost: $68,754)		72,760
China — 0.76%
Oil & Gas — 0.76%
Longwei Petroleum Investment Holding Ltd. (a)(b)	18,000	37,980
Total China (Cost: $48,992)		37,980
Ireland — 3.43%
Software — 3.43%
Velti PLC (a)(b)	38,000	171,000
Total Ireland (Cost: $299,292)		171,000
Israel — 1.35%
Telecommunications — 1.35%
AudioCodes Ltd. (b)	21,000	67,620
Total Israel (Cost: $50,705)		67,620
Total Foreign Common Stocks (Cost $684,091)		563,479

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 17

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Limited Partnerships — 0.99%

United States — 0.99%
Compressco Partners LP	3,000	$49,320
Total United States (Cost $48,592)		49,320
Total Limited Partnerships (Cost $48,592)		49,320

Exchange-Traded Funds — 7.25%

Direxion Daily Small Cap Bear 3X Shares (a)(b)	18,000	243,900
ProShares UltraPro Short Russell 2000 Class ULTRAPRO (a)(b)	3,500	118,090
		361,990
Total Exchange-Traded Funds (Cost $483,146)		361,990

Short-Term Investments — 31.84%

Investment Trust — 17.97%
Invesco Liquid Assets Portfolio, 0.16% (c)(d)	896,711	896,711
Time Deposit — 13.87%
JPMorgan Chase & Co. 0.03%, 1/2/2013 (d)	692,373	692,373
Total Short-Term Investments (Cost $1,589,083)		1,589,084
Total Investments (Cost $5,868,882) — 112.31%		5,605,239
Liabilities in Excess of Other Assets, Net (12.31)%		(614,500)
Total Net Assets — 100.00%		$4,990,739
(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

18 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 95.54%

Basic Materials — 6.71%
Chemicals — 2.38%
A. Schulman, Inc.	8,000	$231,440
Chemtura Corp. (a)	5,800	123,308
Huntsman Corp.	15,000	238,500
Valspar Corp.	1,900	118,560
		711,808
Forest Products & Paper — 4.33%
Boise, Inc.	39,100	310,845
Domtar Corp.	3,000	250,560
PH Glatfelter Co.	19,600	342,608
Schweitzer-Mauduit International, Inc.	10,000	390,300
		1,294,313
Total Basic Materials (Cost: $1,837,318)		2,006,121
Communications — 6.81%
Internet — 2.03%
United Online, Inc.	68,400	382,356
Websense, Inc. (a)	14,800	222,592
		604,948
Telecommunications — 4.78%
Amdocs Ltd.	10,100	343,299
Arris Group, Inc. (a)	26,500	395,910
Cbeyond, Inc. (a)	33,900	306,456
Comtech Telecommunications Corp.	4,700	119,286
NeuStar, Inc., Class A (a)	6,300	264,159
		1,429,110
Total Communications (Cost: $1,741,956)		2,034,058
Consumer, Cyclical — 15.33%
Airlines — 2.15%
Alaska Air Group, Inc. (a)	6,100	262,849
Copa Holdings S.A., Class A	1,200	119,340
US Airways Group, Inc. (a)	19,300	260,550
		642,739
Apparel — 0.95%
G-III Apparel Group Ltd. (a)	3,400	116,382
Gildan Activewear, Inc., Class A	4,600	168,268
		284,650
Auto Manufacturers — 1.07%
Oshkosh Corp. (a)	10,800	320,220
Auto Parts & Equipment — 1.28%
Lear Corp.	2,900	135,836
Meritor, Inc. (a)	23,100	109,263
WABCO Holdings, Inc. (a)	2,100	136,899
		381,998
Distribution & Wholesale — 1.41%
Ingram Micro, Inc., Class A (a)	6,800	115,056
Tech Data Corp. (a)	6,700	305,051
		420,107
Entertainment — 0.39%
Multimedia Games Holding Co., Inc. (a)	8,000	117,680
	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Consumer, Cyclical (Continued)
Home Builders — 0.46%
Thor Industries, Inc.	3,700	$138,491
Housewares — 0.52%
Toro Co.	3,600	154,728
Leisure Time — 0.90%
Arctic Cat, Inc. (a)	8,100	270,459
Retail — 6.20%
Abercrombie & Fitch Co., Class A	2,600	124,722
American Eagle Outfitters, Inc.	8,800	180,488
ANN, Inc. (a)	10,000	338,400
Brown Shoe Company, Inc.	6,600	121,242
Chico’s FAS, Inc.	6,400	118,144
Dillard’s, Inc., Class A	1,600	134,032
Foot Locker, Inc.	3,400	109,208
Francesca’s Holdings Corp. (a)(b)	3,300	85,668
GameStop Corp., Class A (b)	8,400	210,756
HOT Topic, Inc.	13,300	128,345
PetMed Express, Inc.	12,600	139,860
Stage Stores, Inc.	6,500	161,070
		1,851,935
Total Consumer, Cyclical (Cost: $4,411,164)		4,583,007
Consumer, Non-cyclical — 9.17%
Commercial Services — 8.78%
Aaron’s, Inc.	9,300	263,004
Aegean Marine Petroleum Network, Inc.	26,200	138,336
Capella Education Co. (a)	9,700	273,831
CoreLogic, Inc. (a)	10,000	269,200
H&R Block, Inc.	7,500	139,275
Lender Processing Services, Inc.	8,600	211,732
Medifast, Inc. (a)	9,300	245,427
Monster Worldwide, Inc. (a)	63,200	355,184
PHH Corp. (a)	6,900	156,975
Resources Connection, Inc.	9,900	118,206
RPX Corp. (a)	18,600	168,144
SAIC, Inc.	25,300	286,396
		2,625,710
Food — 0.39%
Ingredion, Inc.	1,800	115,974
Total Consumer, Non-cyclical (Cost: $2,640,221)		2,741,684
Energy — 7.24%
Oil & Gas — 6.34%
Alon USA Energy, Inc.	9,800	177,282
Delek US Holdings, Inc.	8,600	217,752
EPL Oil & Gas, Inc. (a)	7,300	164,615
Gran Tierra Energy, Inc. (a)	20,600	113,506
HollyFrontier Corp.	8,700	404,985
Tesoro Corp.	5,700	251,085
Vaalco Energy, Inc. (a)	37,400	323,510
Western Refining, Inc. (b)	8,600	242,434
		1,895,169

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 19

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (Continued)

Consumer, Non-cyclical (Continued)
Oil & Gas Services — 0.90%
Helix Energy Solutions Group, Inc. (a)	6,500	$134,160
Matrix Service Co. (a)	11,700	134,550
		268,710
Total Energy (Cost: $1,793,557)		2,163,879
Financial — 18.75%
Banks — 5.97%
Banco Latinoamericano de Exportaciones S.A., Class E	10,800	232,848
Banner Corp.	4,100	125,993
BOK Financial Corp.	2,100	114,366
Cardinal Financial Corp.	14,800	240,796
East West Bancorp, Inc.	7,400	159,026
Hanmi Financial Corp. (a)	9,600	130,464
Huntington Bancshares, Inc.	60,200	384,678
PrivateBancorp, Inc., Class A	7,200	110,304
Wilshire Bancorp, Inc. (a)	48,700	285,869
		1,784,344
Diversified Financial Services — 4.70%
Aircastle Ltd.	10,100	126,654
Calamos Asset Management, Inc., Class A	9,300	98,301
CBOE Holdings, Inc.	11,800	347,628
Jefferies Group, Inc.	8,300	154,131
Legg Mason, Inc.	5,400	138,888
Netspend Holdings, Inc. (a)	26,400	312,048
Piper Jaffray Cos. (a)	7,100	228,123
		1,405,773
Insurance — 5.87%
Allied World Assurance Co.Holdings AG	2,300	181,240
Assurant, Inc.	8,600	298,420
Everest Re Group Ltd.	2,900	318,855
First American Financial Corp.	6,600	158,994
Montpelier Re Holdings Ltd.	16,500	377,190
ProAssurance Corp.	2,200	92,818
RenaissanceRe Holdings Ltd.	4,000	325,040
		1,752,557
Private Equity — 0.44%
American Capital Ltd. (a)	11,000	132,000
Real Estate — 1.29%
Jones Lang LaSalle, Inc.	4,600	386,124
Savings & Loans — 0.48%
Washington Federal, Inc.	8,400	141,708
Total Financial (Cost: $5,258,132)		5,602,506
Healthcare — 11.87%
Biotechnology — 4.20%
AMAG Pharmaceuticals, Inc. (a)	7,000	102,970
Emergent Biosolutions, Inc. (a)	8,300	133,132
Myriad Genetics, Inc. (a)	11,300	307,925
PDL BioPharma, Inc. (b)	47,300	333,465
United Therapeutics Corp. (a)	7,100	379,282
		1,256,774
	Number of Shares	Fair Value
Common Stocks (Continued)

Healthcare (Continued)

Healthcare-Products — 2.98%
Cyberonics, Inc. (a)	3,500	$183,855
Invacare Corp.	17,300	281,990
Natus Medical, Inc. (a)	13,400	149,812
Thoratec Corp. (a)	7,300	273,896
		889,553
Healthcare-Services — 2.30%
Community Health Systems, Inc.	5,100	156,774
Gentiva Health Services, Inc. (a)	16,600	166,830
Magellan Health Services, Inc. (a)	3,200	156,800
Tenet Healthcare Corp. (a)	6,375	206,996
		687,400
Pharmaceuticals — 2.39%
Pharmacyclics, Inc. (a)	1,900	110,010
PharMerica Corp. (a)	8,300	118,192
USANA Health Sciences, Inc. (a)(b)	3,900	128,427
Warner Chilcott PLC, Class A	29,700	357,588
		714,217
Total Healthcare (Cost: $3,236,617)		3,547,944
Industrial — 8.41%
Aerospace & Defense — 2.05%
AAR Corp.	7,300	136,364
Alliant Techsystems, Inc.	5,700	353,172
Orbital Sciences Corp. (a)	9,000	123,930
		613,466
Building Materials — 0.70%
Lennox International, Inc.	4,000	210,080
Electrical Components & Equipment — 0.82%
Advanced Energy Industries, Inc. (a)	10,400	143,624
Power-One, Inc. (a)	24,400	100,284
		243,908
Engineering & Construction — 1.65%
EMCOR Group, Inc.	11,400	394,554
MYR Group, Inc. (a)	4,400	97,900
		492,454
Machinery-Diversified — 1.65%
AGCO Corp. (a)	3,700	181,744
Altra Holdings, Inc.	6,500	143,325
Applied Industrial Technologies, Inc.	4,000	168,040
		493,109
Miscellaneous Manufacturing — 1.54%
AO Smith Corp.	2,400	151,368
Smith & Wesson Holding Corp. (a)(b)	36,700	309,748
		461,116
Total Industrial (Cost: $2,236,575)		2,514,133
Technology — 7.37%
Computers — 3.44%
Brocade Communications Systems, Inc. (a)	37,700	200,941
CACI International, Inc., Class A (a)	7,100	390,713
Computer Sciences Corp.	3,000	120,150
Unisys Corp. (a)	18,300	316,590
		1,028,394

The accompanying notes are an integral part of the financial statements.

20 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2012 (unaudited)

	Number of Shares	Fair Value
Common Stocks (Continued)

Technology (Continued)

Semiconductors — 2.74%
First Solar, Inc. (a)(b)	7,000	$216,160
Kulicke & Soffa Industries, Inc. (a)	19,600	235,004
MEMC Electronic Materials, Inc. (a)	53,700	172,377
Omnivision Technologies, Inc. (a)	13,900	195,712
		819,253
Software — 1.19%
Broadridge Financial Solutions, Inc.	10,500	240,240
Ebix, Inc. (b)	7,100	114,097
		354,337
Total Technology (Cost: $2,181,257)		2,201,984
Utilities — 3.88%
Electric — 3.88%
Alliant Energy Corp.	5,200	228,332
NV Energy, Inc.	19,500	353,730
Pinnacle West Capital Corp.	2,600	132,548
PNM Resources, Inc.	8,300	170,233
Portland General Electric Co.	10,000	273,600
		1,158,443
Total Utilities (Cost: $942,626)		1,158,443
Total Common Stocks (Cost $26,279,423)		28,553,759

Real Estate Investment Trusts — 3.16%

CapitalSource, Inc.	41,900	317,602
Coresite Realty Corp.	8,900	246,174
Hospitality Properties Trust	8,200	192,044
National Health Investors, Inc.	3,300	186,549
		942,369
Total Real Estate Investment Trusts (Cost $837,556)		942,369

Short-Term Investments — 7.11%

Investment Trust — 5.44%
Invesco Liquid Assets Portfolio, 0.16% (c)(d)	1,626,408	1,626,408
Time Deposit — 1.67%
Citibank, 0.03%, 1/2/2013 (d)	499,414	499,414
Total Short-Term Investments (Cost $2,125,822)		2,125,822
Total Investments (Cost $29,242,801) — 105.81%		31,621,950
Liabilities in Excess of Other Assets, Net (5.81)%		(1,735,490)
Total Net Assets — 100.00%		$29,886,460
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 21

Schedule of Investments

Quaker Strategic Growth Fund

December 31, 2012 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 69.54%

Basic Materials — 2.26%
Chemicals — 2.26%
Monsanto Co.	36,340	$3,439,581
Total Basic Materials (Cost: $3,181,554)		3,439,581
Communications — 20.84%
Internet — 7.54%
Amazon.com, Inc. (a)	10,605	2,663,340
eBay, Inc. (a)	60,905	3,107,373
Facebook, Inc., Class A (a)	70,420	1,875,285
Google, Inc., Class A (a)	5,385	3,819,957
		11,465,955
Media — 11.77%
CBS Corp., Class B	98,010	3,729,280
Discovery Communications, Inc., Class A (a)	54,705	3,472,673
News Corp., Class A	143,370	3,661,670
Time Warner, Inc.	75,580	3,614,991
Viacom, Inc., Class B	64,540	3,403,840
		17,882,454
Telecommunications — 1.53%
Qualcomm, Inc.	37,485	2,324,820
Total Communications (Cost: $30,362,411)		31,673,229
Consumer, Cyclical — 4.81%
Hand & Machine Tools — 2.05%
Stanley Black & Decker, Inc.	42,130	3,116,356
Lodging — 1.74%
Las Vegas Sands Corp.	57,324	2,646,076
Retail — 1.02%
Dunkin’ Brands Group, Inc.	46,725	1,550,336
Total Consumer, Cyclical (Cost: $6,982,289)		7,312,768
Consumer, Non-cyclical — 7.86%
Commercial Services — 5.08%
Mastercard, Inc., Class A	9,430	4,632,770
Vantiv, Inc., Class A (a)	36,890	753,294
Verisk Analytics, Inc., Class A (a)	45,720	2,331,720
		7,717,784
Cosmetics & Personal Care — 1.21%
Colgate-Palmolive Co.	17,610	1,840,949
Food — 1.57%
Mondelez International, Inc., Class A	93,710	2,386,794
Total Consumer, Non-cyclical (Cost: $11,290,198)		11,945,527
Energy — 3.84%
Oil & Gas — 3.84%
Anadarko Petroleum Corp.	41,000	3,046,710
Marathon Oil Corp.	90,775	2,783,162
		5,829,872
Total Energy (Cost: $5,688,838)		5,829,872
Financial — 13.56%
Banks — 6.30%
Bank of America Corp.	227,180	2,635,288
Capital One Financial Corp.	53,500	3,099,255
Citigroup, Inc.	96,980	3,836,529
		9,571,072
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Financial (Continued)
Diversified Financial Services — 2.56%
Visa, Inc., Class A	25,645	$3,887,269
Insurance — 4.70%
American International Group, Inc. (a)	87,730	3,096,869
Hartford Financial Services Group, Inc.	84,480	1,895,731
Marsh & McLennan Cos., Inc.	62,600	2,157,822
		7,150,422
Total Financial (Cost: $19,296,382)		20,608,763
Healthcare — 12.62%
Biotechnology — 7.70%
Biogen Idec, Inc. (a)	20,640	3,027,269
Celgene Corp. (a)	38,450	3,026,784
Gilead Sciences, Inc. (a)	46,215	3,394,492
Onyx Pharmaceuticals, Inc. (a)	29,865	2,255,703
		11,704,248
Healthcare-Products — 0.76%
Intuitive Surgical, Inc. (a)	2,360	1,157,273
Healthcare-Services — 1.28%
Cigna Corp.	36,390	1,945,410
Pharmaceuticals — 2.88%
Abbott Laboratories	23,220	1,520,910
Mead Johnson Nutrition Co., Class A	43,190	2,845,789
		4,366,699
Total Healthcare (Cost: $18,407,821)		19,173,630
Industrial — 2.00%
Electronics — 2.00%
Waters Corp. (a)	34,850	3,036,132
Total Industrial (Cost: $2,893,828)		3,036,132
Technology — 1.75%
Computers — 1.75%
Apple, Inc.	4,975	2,651,824
Total Technology (Cost: $2,710,178)		2,651,824
Total Domestic Common Stocks (Cost $100,813,499)		105,671,326

Foreign Common Stocks — 25.79%

Belgium — 1.25%
Beverages — 1.25%
Anheuser-Busch InBev NV - ADR	21,805	1,905,975
Total Belgium (Cost: $1,204,252)		1,905,975
Bermuda — 1.87%
Insurance — 1.87%
Arch Capital Group Ltd. (a)	64,460	2,837,529
Total Bermuda (Cost: $2,299,164)		2,837,529
Canada — 1.01%
Oil & Gas — 1.01%
Cenovus Energy, Inc.	46,070	1,545,188
Total Canada (Cost: $1,586,592)		1,545,188
Denmark — 2.49%
Pharmaceuticals — 2.49%
Novo Nordisk - ADR	23,170	3,781,576
Total Denmark (Cost: $3,809,624)		3,781,576

The accompanying notes are an integral part of the financial statements.

22 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Strategic Growth Fund

December 31, 2012 (unaudited)

	Number of Shares	Fair Value
Foreign Common Stocks (Continued)

France — 2.32%
Pharmaceuticals — 2.32%
Sanofi - ADR	74,400	$3,525,072
Total France (Cost: $2,967,143)		3,525,072
Germany — 1.73%
Apparel — 1.73%
Adidas AG - ADR	58,680	2,628,864
Total Germany (Cost: $1,920,963)		2,628,864
Ireland — 2.02%
Computers — 2.02%
Accenture PLC, Class A	46,100	3,065,650
Total Ireland (Cost: $2,584,961)		3,065,650
Netherlands — 1.50%
Food — 1.50%
Unilever NV Class NY	59,580	2,281,914
Total Netherlands (Cost: $1,955,080)		2,281,914
Switzerland — 5.95%
Insurance — 4.05%
ACE Ltd.	45,000	3,591,000
Allied World Assurance Co.Holdings AG	32,590	2,568,092
		6,159,092
Pharmaceuticals — 1.90%
Novartis AG - ADR	45,540	2,882,682
Total Switzerland (Cost: $8,374,858)		9,041,774
United Kingdom — 5.65%
Beverages — 2.08%
Diageo PLC - ADR	27,060	3,154,655
Mining - 2.07%
Rio Tinto PLC - ADR	54,230	3,150,220
Pharmaceuticals — 1.50%
GlaxoSmithKline PLC - ADR	52,370	2,276,524
Total United Kingdom (Cost: $7,834,645)		8,581,399
Total Foreign Common Stocks (Cost $34,537,282)		39,194,941

Short-Term Investment — 3.29%

Time Deposit — 3.29%
JPMorgan Chase & Co., 0.03%, 1/2/2013 (b)	$4,992,941	4,992,941
Total Short-Term Investment (Cost $4,992,941)		4,992,941
Total Investments (Cost $140,343,722) — 98.62%		149,859,208
Other Assets in Excess of Liabilities, Net — 1.38%		2,089,448
Total Net Assets — 100.00%		$151,948,656
ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 23

Statements of Assets and Liabilities

December 31, 2012 (unaudited)

	Quaker Event Arbitrage Fund	Quaker Global Tactical Allocation Fund	Quaker Mid-Cap Value Fund	Quaker Small-Cap Growth Tactical Allocation Fund	Quaker Small-Cap Value Fund	Quaker Strategic Growth Fund
ASSETS:
Investments, at value	$52,737,659	$8,183,641	$7,948,899	$5,605,239	$31,621,950	$149,859,208
Cash	6,900,032	344,853	—	—	22,384	568,294
Receivables:
Dividends and interest	52,396	3,689	11,693	923	20,155	83,712
Due from advisor	29,254	—	—	—	—	—
Capital shares sold	38,234	119	585	—	477	261,680
Investment securities sold	1,469,702	207,834	—	297,853	—	7,217,559
Securities lending income	—	115	130	3,788	3,419	1,441
Prepaid expenses and other assets	50,345	5,401	6,483	4,844	22,748	72,794
Total assets	61,277,622	8,745,652	7,967,790	5,912,647	31,691,133	158,064,688

LIABILITIES:
Call options written, at value	$1,173,232	$—	$—	$—	$—	$—
Securities sold short, at value	1,012,806	—	—	—	—	—
Payables:
Due to advisor (Note 3)	60,259	9,140	6,801	4,397	25,219	175,955
Capital shares redeemed	36,708	—	144	3,587	2,180	713,347
Upon return of securities loaned	—	330,309	273,857	896,711	1,626,408	—
Investment securities purchased	3,766,013	207,352	—	—	83,549	4,951,887
Dividends on securites sold short	9,850	—	—	—	—	—
Distributions	64,823	—	—	—	22,666	—
Distributions fees	12,493	3,365	2,661	1,715	2,993	40,579
Trustee expenses	4,032	865	693	698	3,039	15,172
Chief compliance office fees	2,304	558	419	406	1,375	9,747
Accrued expenses	55,302	20,038	13,058	14,394	37,244	209,345
Total liabilities	6,197,822	571,627	297,633	921,908	1,804,673	6,116,032
NET ASSETS	$55,079,800	$8,174,025	$7,670,157	$4,990,739	$29,886,460	$151,948,656

NET ASSETS CONSIST OF:
Paid-in capital	$57,848,580	$21,209,329	$15,266,588	$6,422,566	$36,293,504	$582,287,347
Accumulated net investment gain (loss)	359,132	(153,457)	(65,112)	(85,903)	104,160	(1,591,740)
Accumulated net realized loss on investments	(2,699,061)	(13,349,378)	(8,927,345)	(1,082,281)	(8,890,353)	(438,262,437)
Net unrealized appreciation (depreciation) on investments	(428,851)	467,531	1,396,026	(263,643)	2,379,149	9,515,486
Total net assets	$55,079,800	$8,174,025	$7,670,157	$4,990,739	$29,886,460	$151,948,656
Total investments, at cost	$52,894,358	$7,716,110	$6,552,873	$5,868,882	$29,242,801	$140,343,722
Proceeds from securities sold short	888,462	—	—	—	—	—
Premiums on options	1,025,424	—	—	—	—	—
Market value of securities loaned	—	330,306	271,870	860,534	1,622,998	—
Class A Shares:
Net Assets	$32,325,705	$5,016,101	$5,547,871	$2,038,214	$7,704,780	$92,996,168
Shares of beneficial interest outstanding(1)	2,667,197	675,221	335,746	228,191	457,785	5,578,863
Net asset value per share and redemption price per share	$12.12	$7.43	$16.52	$8.93	$16.83	$16.67
Offering price per share (100 ÷ 94.50 x net asset value per share)	$12.83	$7.86	$17.48	$9.45	$17.81	$17.64
Class C Shares:
Net Assets	$6,653,659	$2,464,424	$1,756,242	$1,458,647	$1,564,578	$23,509,856
Shares of beneficial interest outstanding(1)	557,234	343,644	118,965	169,141	109,500	1,578,371
Net asset value per share and redemption price per share	$11.94	$7.17	$14.76	$8.62	$14.29	$14.90
Institutional Class Shares:
Net Assets	$16,100,436	$693,500	$366,044	$1,493,878	$20,617,102	$35,442,632
Shares of beneficial interest outstanding(1)	1,324,884	81,737	21,242	165,165	1,178,671	2,056,343
Net asset value per share and redemption price per share	$12.15	$8.48	$17.23	$9.04	$17.49	$17.24

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value authorized.

The accompanying notes are an integral part of the financial statements.

24 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Statements of Operations

For the Six-Month Period Ended December 31, 2012 (unaudited)

	Quaker Event Arbitrage Fund	Quaker Global Tactical Allocation Fund	Quaker Mid-Cap Value Fund	Quaker Small-Cap Growth Tactical Allocation Fund	Quaker Small-Cap Value Fund	Quaker Strategic Growth Fund
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes)	$386,721	$73,100	$65,537	$25,598	$488,200	$1,172,057
Interest	554,975	35	18	118	36	1,255
Securities lending income	—	839	446	25,544	15,554	7,452
Total Income	941,696	73,974	66,001	51,260	503,790	1,180,764
Expenses:
Investment advisory fees (Note 3)	359,708	58,306	42,208	29,260	151,815	1,106,278
Fund administration, accounting, and transfer agent fees (Note 3)	126,325	25,473	21,007	16,381	48,047	400,349
Custody fees	14,357	24,410	4,449	6,831	11,040	30,701
Trustee fees and meeting expenses	9,288	1,650	1,409	1,064	5,083	30,179
Legal fees	6,195	886	746	547	2,806	15,869
Audit fees	8,210	2,056	1,304	1,559	4,897	31,190
Distribution fee — Class A	42,265	6,796	7,279	2,874	10,194	128,490
Distribution fee — Class C	35,213	14,934	9,250	8,520	8,681	129,007
Officers’ compensation fees	16,862	3,019	2,537	1,923	8,966	54,663
Registration and filing expenses	24,047	5,295	3,781	4,031	15,695	112,718
Printing expenses	13,461	2,412	2,010	1,557	7,286	43,453
Dividends and Interest on securities sold short	12,770	—	—	—	—	—
Other operating expenses	10,620	2,040	1,605	1,277	5,763	34,725
Total expenses	679,321	147,277	97,585	75,824	280,273	2,117,622
Less:
Investment advisory fees waived & reimbursed (Note 3)	(120,388)	—	—	—	—	—
Net expenses	558,933	147,277	97,585	75,824	280,273	2,117,622
Net investment income (loss)	382,763	(73,303)	(31,584)	(24,564)	223,517	(936,858)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from investments, (excluding securities sold short)	(5,538,084)	413,022	318,655	450,997	318,811	7,570,084
Net realized loss from securities sold short	(568,039)	(60,117)	—	—	—	—
Net realized gain from written options	4,747,300	1,230	—	—	—	21,331
Net realized gain from foreign currency transactions	93,201	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments (excluding securities sold short)	2,311,404	88,672	99,684	(381,011)	1,326,237	(1,143,743)
Net change in unrealized appreciation (depreciation) on securities sold short	(173,847)	14,114	—	—	—	—
Net change in unrealized appreciation on written options	293,248	107	—	—	—	1,704
Net change in unrealized depreciation on forward currency contracts	(27,101)	—	—	—	—	—
Net realized and unrealized gain on investments and foreign currency transactions	1,138,082	457,028	418,339	69,986	1,645,048	6,449,376
Net increase in net assets resulting from operations	$1,520,845	$383,725	$386,755	$45,422	$1,868,565	$5,512,518
Foreign withholding taxes on dividends	$420	$(971)	$(428)	$(128)	$(62)	$(10,220)

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T  |  25

Statements of Changes in Net Assets

For the Six Month Period Ended December 31, 2012 (Unaudited)

	Quaker Event Arbitrage Fund	Quaker Global Tactical Allocation Fund	Quaker Mid-Cap Value Fund	Quaker Small-Cap Growth Tactical Allocation Fund	Quaker Small-Cap Value Fund	Quaker Strategic Growth Fund
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$382,763	$(73,303)	$(31,584)	$(24,564)	$223,517	$(936,858)
Net realized gain (loss) from investment transactions and foreign currency transactions	(5,538,084)	413,022	318,655	450,997	318,811	7,570,084
Net realized gain from foreign currency transactions	93,201	—	—	—	—	—
Net realized gain (loss) from written options	4,747,300	1,230	—	—	—	21,331
Net realized loss from securities sold short	(568,039)	(60,117)	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	2,311,404	88,672	99,684	(381,011)	1,326,237	(1,142,039)
Change in net unrealized appreciation (depreciation) on securities sold short	(173,847)	14,114	—	—	—	—
Change in net unrealized appreciation (depreciation) on written options	293,248	107	—	—	—	—
Change in net unrealized appreciation (depreciation) on forwards	(27,101)	—	—	—	—	—
Net increase in net assets resulting from operations	1,520,845	383,725	386,755	45,442	1,868,565	5,512,518
Distributions to shareholders from
Net investment income — Class A	(39,234)	—	—	—	(8,723)	—
Net investment income — Institutional Class	(61,271)	—	—	—	(77,784)	—
Net realized capital gain — Class A	(351,265)	—	—	—	—	—
Net realized capital gain — Class C	(74,102)	—	—	—	—	—
Net realized capital gain — Institutional Class	(174,648)	—	—	—	—	—
Total distributions	(700,520)	—	—	—	(86,507)	—
Capital share transactions
Decrease in net assets from fund share transactions (Note 8)	(952,234)	(1,973,133)	(1,131,834)	(1,359,581)	(2,134,062)	(32,731,273)
Total increase (decrease) in net assets	(131,909)	(1,589,408)	(745,079)	(1,314,159)	(352,004)	(27,218,755)

NET ASSETS
Beginning of period	55,211,709	9,763,433	8,415,236	6,304,898	30,238,464	179,167,411
End of period	$55,079,800	$8,174,025	$7,670,157	$4,990,739	$29,886,460	$151,948,656
Undistributed (Accumulated) net investment income (loss), at end of period	$359,132	$(153,457)	$(65,112)	$(85,903)	$104,160	$(1,591,740)

For the Fiscal Year Ended June 30, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$450,057	$(227,690)	$(75,641)	$(197,861)	$(144,072)	$(2,167,364)
Net realized gain (loss) from investments and foreign currency transactions	311,729	(185,487)	1,089,211	(1,416,646)	1,921,561	16,413,027
Net realized loss from securities sold short	(1,172,110)	(179,231)	—	—	—	—
Change in net unrealized (depreciation) on investments	(1,282,336)	(620,437)	(1,343,438)	(391,574)	(4,746,214)	(24,074,047)
Change in net unrealized appreciation (depreciation) on securities sold short	282,226	(14,114)	—	—	—	—
Net decrease in net assets resulting from operations	(1,410,034)	(1,226,959)	(329,868)	(2,006,081)	(2,968,725)	(9,828,384)
Distributions to shareholders from
Net realized capital gain — Class A	(681,915)	—	—	(260,397)	—	—
Net realized capital gain — Class C	(136,929)	—	—	(141,918)	—	—
Net realized capital gain — Institutional Class	(285,061)	—	—	(146,266)	—	—
Total distributions	(1,103,905)	—	—	(548,581)	—	—
Capital share transactions
Increase (decrease) in net assets from fund share transactions (Note 9)	8,003,003	(8,585,104)	(1,493,862)	(11,205,264)	(6,558,501)	(82,128,768)
Total increase (decrease) in net assets	5,488,664	(9,812,063)	(1,823,730)	(13,759,926)	(9,527,226)	(91,957,152)

NET ASSETS
Beginning of period	49,723,045	19,575,496	10,238,966	20,064,824	39,765,690	271,124,563
End of period	$55,211,709	$9,763,433	$8,415,236	$6,304,898	$30,238,464	$179,167,411
Undistributed (Accumulated) net investment income (loss), at end of period	$76,874	$(80,154)	$(33,528)	$(61,339)	$(32,850)	$(654,882)

The accompanying notes are an integral part of the financial statements.

26  |  2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	For the Period January 1, 2010 to June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of period	$11.93	$12.50	$12.54	$11.80		$9.23	$12.43
Income from investment operations
Net investment income (loss)(2)	0.09	0.11	—	0.34		(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.24	(0.41)	0.06	0.40		2.62	(3.19)
Total from investment operations	0.33	(0.30)	0.06	0.74		2.57	(3.20)
Distributions to shareholders from:
Net investment income	(0.01)	—	(0.06)	—		—	—
Net realized capital gain	(0.13)	(0.27)	(0.04)	—		—	—
Total distributions	(0.14)	(0.27)	(0.10)	—		—	—
Net asset value, end of period	$12.12	$11.93	$12.50	$12.54		$11.80	$9.23
Total return(3)	2.84%	(2.31)%	0.47%	6.27	%*	27.84%	(25.74)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$32,326	$34,725	$25,413	$4,283		$2,918	$1,847
Ratio of expenses to average net assets:
Expenses before reductions	2.42%	2.37%	2.30%	3.25	%**	3.86%	3.51%
Expenses net of fee waivers, if any	1.99%	1.99%	1.99%	2.44	%**	1.91%	2.00%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.38%	2.35%	2.24%	2.56	%**	3.46%	3.02%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.94%	1.98%	1.93%	1.76	%**	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	—	—	—	5.59	%**	(0.47)%	(0.13)%
Before waiver and expense reimbursement(4)	1.01%	0.55%	(0.28)%	—		—	—
After waiver and expense reimbursement(4)	1.44%	0.92%	0.04%	—		—	—
Portfolio turnover rate	108.11%	156.57%	98.65%	138.58	%*	226.00%	224.66%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss or decrease the net investment income ratio, as applicable, had such reductions not occurred.

* Not annualized

** Annualized

*** The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 27

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Class C
				For the Period
				June 7, 2010
	For the Six-Month			(commencement
	period July 1, to	Year Ended	Year Ended	of operations) to
	December 31, 2012(1)	June 30, 2012	June 30, 2011	June 30, 2010
Net asset value, beginning of period	$11.78	$12.45	$12.55	$12.35
Income from investment operations
Net investment income (loss)(2)	0.04	0.02	(0.07)	(0.21)
Net realized and unrealized gain (loss) on investments	0.25	(0.42)	0.04	0.41
Total from investment operations	0.29	(0.40)	(0.03)	0.20
Distributions to shareholders from:
Net investment income	—	—	(0.03)	—
Net realized capital gain	(0.13)	(0.27)	(0.04)	—
Total distributions	(0.13)	(0.27)	(0.07)	—
Net asset value, end of period	$11.94	$11.78	$12.45	$12.55
Total return(3)	2.50%	(3.13)%	(0.24)%	1.62	%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$6,654	$7,195	$4,369	$231
Ratio of expenses to average net assets:
Expenses before reductions	3.17%	3.12%	3.08%	2.74	%**
Expenses net of fee waivers, if any	2.74%	2.74%	2.74%	2.74	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	3.13%	3.10%	3.02%	2.52	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	2.69%	2.73%	2.68%	2.52	%**
Ratio of net investment income (loss) to average net assets	—	—	—	(29.65	)%**
Before waiver and expense reimbursement(4)	0.26%	(0.17)%	(0.91)%	—
After waiver and expense reimbursement(4)	0.69%	0.21%	(0.57)%	—
Portfolio turnover rate	108.11%	156.57%	98.65%	138.58	%(5)*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(5)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year.

*	Not annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

28 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
				For the Period
				June 7, 2010
	For the Six-Month			(commencement
	period July 1, to	Year Ended	Year Ended	of operations) to
	December 31, 2012(1)	June 30, 2012	June 30, 2011	June 30, 2010
Net asset value, beginning of period	$11.97	$12.52	$12.54	$12.35
Income from investment operations
Net investment income (loss)(2)	0.10	0.13	0.08	(0.03)
Net realized and unrealized gain (loss) on investments	0.26	(0.41)	0.02	0.22
Total from investment operations	0.36	(0.28)	0.10	0.19
Distributions to shareholders from:
Net investment income	(0.05)	—	(0.08)	—
Net realized capital gain	(0.13)	(0.27)	(0.04)	—
Total distributions	(0.18)	(0.27)	(0.12)	—
Net asset value, end of period	$12.15	$11.97	$12.52	$12.54
Total return(3)	3.02%	(2.14)%	0.72%	1.54	%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$16,100	$13,292	$19,941	$743
Ratio of expenses to average net assets:
Expenses before reductions	2.18%	2.09%	2.11%	3.00	%**
Expenses net of fee waivers, if any	1.74%	1.74%	1.74%	3.00	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.13%	2.08%	2.06%	2.88	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.69%	1.73%	1.70%	2.88	%**
Ratio of net investment loss to average net assets	—	—	—	(3.81	)%**
Before waiver and expense reimbursement(4)	1.15%	0.75%	0.26%	—
After waiver and expense reimbursement(4)	1.59%	1.11%	0.62%	—
Portfolio turnover rate	108.11%	156.57%	98.65%	138.58	%(5)*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(5)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year.

*	Not annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 29

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Class A
						For the Period
						May 1, 2008
	For the Six-Month					(commencement
	period July 1, to	Year Ended	Year Ended	Year Ended	Year Ended	of operations) to
	December 31, 2012(1)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net asset value, beginning of period	$7.12	$7.51	$5.92	$5.37	$10.19	$10.00
Income from investment operations
Net investment loss(2)	(0.05)	(0.10)	(0.09)	(0.07)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	0.36	(0.29)	1.68	0.62	(4.77)	0.21
Total from investment operations	0.31	(0.39)	1.59	0.55	(4.82)	0.19
Net asset value, end of period	$7.43	$7.12	$7.51	$5.92	$5.37	$10.19
Total return(3)	4.35%	(5.19)%	26.86%	10.24%	(47.30)%	1.90	%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$5,016	$5,707	$11,708	$12,889	$16,380	$27,109
Ratio of expenses to average net assets:	2.94%	2.68%	2.41%	2.32%	2.38%	2.01	%**
Ratio of net investment income (loss) to average net assets	(1.36)%	(1.41)%	(1.30)%	(1.12)%	(0.85)%	(1.20	)%**
Portfolio turnover rate	369.11%	879.75%	732.27%	1212.89%	760.99%	29.39	%*

	Class C
						For the Period
						May 1, 2008
	For the Six-Month					(commencement
	period July 1, to	Year Ended	Year Ended	Year Ended	Year Ended	of operations) to
	December 31, 2012(1)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net asset value, beginning of period	$6.90	$7.34	$5.82	$5.32	$10.17	$10.00
Income from investment operations
Net investment loss(2)	(0.07)	(0.15)	(0.14)	(0.11)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.34	(0.29)	1.66	0.61	(4.76)	0.20
Total from investment operations	0.27	(0.44)	1.52	0.50	(4.85)	0.17
Net asset value, end of period	$7.17	$6.90	$7.34	$5.82	$5.32	$10.17
Total return(3)	3.91%	(5.99)%	26.12%	9.40%	(47.69)%	1.70	%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,464	$3,158	$6,880	$9,512	$11,386	$14,002
Ratio of expenses to average net assets:	3.69%	3.43%	3.16%	3.07%	3.13%	2.76	%**
Ratio of net investment income (loss) to average net assets	(2.10)%	(2.15)%	(2.07)%	(1.87)%	(1.60)%	(1.95	)%**
Portfolio turnover rate	369.11%	879.75%	732.27%	1212.89%	760.99%	29.39	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

The accompanying notes are an integral part of the financial statements.

30 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period July 23, 2008 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$8.12	$8.55	$6.71	$6.08	$10.00
Income from investment operations
Net investment loss(2)	(0.04)	(0.09)	(0.08)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.40	(0.34)	1.92	0.68	(3.87)
Total from investment operations	0.36	(0.43)	1.84	0.63	(3.92)
Net asset value, end of period	$8.48	$8.12	$8.55	$6.71	$6.08
Total return(3)	4.43%	(5.03)%	27.42%	10.36%	(39.20	)%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$694	$899	$987	$877	$226
Ratio of expenses to average net assets:	2.70%	2.47%	2.16%	1.86%	2.23	%**
Ratio of net investment income (loss) to average net assets	(1.08)%	(1.12)%	(1.05)%	(0.70)%	(0.74	)%**
Portfolio turnover rate	369.11%	879.75%	732.27%	1212.89%	760.99	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

	†	The returns shown represent performance for a period of less than one year.

	*	Not Annualized

	**	Annualized

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T  | 31

Financial Highlights

Quaker Mid-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net asset value, beginning of period	$15.73	$16.03	$11.99	$9.39	$14.42	$17.84
Income from investment operations
Net investment income (loss)(2)	(0.05)	(0.11)	(0.13)	(0.05)	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	0.84	(0.19)	4.17	2.65	(5.04)	(2.74)
Total from investment operations	0.79	(0.30)	4.04	2.60	(5.03)	(2.80)
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	—	(0.62)
Total distributions	—	—	—	—	—	(0.62)
Net asset value, end of period	$16.52	$15.73	$16.03	$11.99	$9.39	$14.42
Total return(3)	5.02%	(1.87)%	33.69%	27.69%	(34.88)%	(15.92)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$5,548	$6,114	$7,229	$6,796	$6,967	$17,118
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.27%	2.21%	2.13%	2.09%	1.96%	1.64%
After expense reimbursement and waived fees	2.27%	2.21%	2.13%	2.09%	1.94%	1.58%
Ratio of net investment income (loss) to average net assets	(0.63)%	(0.70)%	(0.88)%	(0.41)%	0.11%	(0.36)%
Portfolio turnover rate	13.53%	41.70%	27.10%	50.53%	184.80%	221.17%

	Class C
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net asset value, beginning of period	$14.11	$14.48	$10.92	$8.61	$13.32	$16.65
Income from investment operations
Net investment loss(2)	(0.10)	(0.20)	(0.22)	(0.12)	(0.06)	(0.19)
Net realized and unrealized gain (loss) on investments	0.75	(0.17)	3.78	2.43	(4.65)	(2.52)
Total from investment operations	0.65	(0.37)	3.56	2.31	(4.71)	(2.71)
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	—	(0.62)
Total distributions	—	—	—	—	—	(0.62)
Net asset value, end of period	$14.76	$14.11	$14.48	$10.92	$8.61	$13.32
Total return(3)	4.61%	(2.56)%	32.60%	26.83%	(35.36)%	(16.53)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,756	$1,950	$2,577	$2,427	$2,629	$5,801
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.02%	2.96%	2.88%	2.83%	2.71%	2.57%
After expense reimbursement and waived fees	3.02%	2.96%	2.88%	2.83%	2.69%	2.52%
Ratio of net investment income (loss) to average net assets	(1.37)%	(1.45)%	(1.63)%	(1.16)%	(0.62)%	(1.27)%
Portfolio turnover rate	13.53%	41.70%	27.10%	50.53%	184.80%	221.17%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

32 |  2 0 1 2   S E M I - A N N U A L   R E P O R T

Financial Highlights

Quaker Mid-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net asset value, beginning of period	$16.39	$16.66	$12.43	$9.70	$14.87	$18.33
Income from investment operations
Net investment income (loss)(2)	(0.03)	(0.07)	(0.10)	(0.02)	0.04	(0.05)
Net realized and unrealized gain (loss) on investments	0.87	(0.20)	4.33	2.75	(5.21)	(2.79)
Total from investment operations	0.84	(0.27)	4.23	2.73	(5.17)	(2.84)
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	—	(0.62)
Total distributions	—	—	—	—	—	(0.62)
Net asset value, end of period	$17.23	$16.39	$16.66	$12.43	$9.70	$14.87
Total return(3)	5.13%	(1.62)%	34.03%	28.14%	(34.77)%	(15.70)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$366	$351	$433	$245	$227	$511
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.02%	1.96%	1.87%	1.84%	1.70%	1.63%
After expense reimbursement and waived fees	2.02%	1.96%	1.87%	1.84%	1.68%	1.58%
Ratio of net investment income (loss) to average net assets	(0.37)%	(0.45)%	(0.62)%	(0.19)%	0.36%	(0.30)%
Portfolio turnover rate	13.53%	41.70%	27.10%	50.53%	184.80%	221.17%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

2 0 1 2   S E M I - A N N U A L   R E P O R T  | 33

Financial Highlights

Quaker Small-Cap Growth Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period September 30, 2008 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$8.88	$10.28	$9.77	$10.09	$10.00
Income from investment operations
Net investment loss(2)	—	(0.14)	(0.16)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments	0.05	(0.84)	0.90	1.29	0.24
Total from investment operations	0.05	(0.98)	0.74	1.13	0.09
Distributions to shareholders from:
Net realized capital gain	—	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$8.93	$8.88	$10.28	$9.77	$10.09
Total return(3)	0.56%	(9.51)%	7.79%	11.75%	0.90	%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,038	$2,507	$9,082	$13,281	$3,728
Ratio of expenses to average net assets:	2.45%	2.24%	2.02%	1.89%	2.64	%**
Ratio of net investment income (loss) to average net assets	(0.70)%	(1.54)%	(1.70)%	(1.61)%	(2.15	)%**
Portfolio turnover rate	247.63%	625.61%	879.32%	991.29%	714.79	%*

	Class C
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period September 30, 2008 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$8.61	$10.06	$9.64	$10.04	$10.00
Income from investment operations
Net investment loss(2)	(0.06)	(0.20)	(0.23)	(0.24)	(0.19)
Net realized and unrealized gain (loss) on investments	0.07	(0.83)	0.88	1.29	0.23
Total from investment operations	0.01	(1.03)	0.65	1.05	0.04
Distributions to shareholders from:
Net realized capital gain	—	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$8.62	$8.61	$10.06	$9.64	$10.04
Total return(3)	0.12%	(10.23)%	6.95%	10.94%	0.40	%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,459	$1,900	$5,896	$9,180	$5,081
Ratio of expenses to average net assets:	3.20%	2.97%	2.78%	2.65%	3.33	%**
Ratio of net investment income (loss) to average net assets	(1.45)%	(2.25)%	(2.45)%	(2.35)%	(2.80	)%**
Portfolio turnover rate	247.63%	625.61%	879.32%	991.29%	714.79	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

	†	The returns shown represent performance for a period of less than one year.

	*	Not Annualized

	**	Annualized

The accompanying notes are an integral part of the financial statements.

34  |  2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Small-Cap Growth Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period September 30, 2008 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$8.98	$10.37	$9.84	$10.13	$10.00
Income from investment operations
Net investment loss(2)	(0.02)	(0.12)	(0.14)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	0.08	(0.85)	0.90	1.30	0.25
Total from investment operations	0.06	(0.97)	0.76	1.16	0.13
Distributions to shareholders from:
Net realized capital gain	—	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$9.04	$8.98	$10.37	$9.84	$10.13
Total return(3)	0.67%	(9.33)%	7.93%	12.01%	1.30	%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,494	$1,898	$5,087	$4,499	$721
Ratio of expenses to average net assets:	2.20%	1.99%	1.81%	1.65%	2.30	%**
Ratio of net investment income (loss) to average net assets	(0.45)%	(1.26)%	(1.47)%	(1.37)%	(1.76	)%**
Portfolio turnover rate	247.63%	625.61%	879.32%	991.29%	714.79	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

	†	The returns shown represent a period of less than one year.

	*	Not Annualized

	**	Annualized

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T  |  35

Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net asset value, beginning of period	$15.85	$16.53	$11.54	$9.90	$13.88	$20.71
Income from investment operations
Net investment income (loss)(2)	0.11	(0.08)	(0.05)	(0.07)	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments	0.89	(0.60)	5.04	1.71	(3.96)	(3.51)
Total from investment operations	1.00	(0.68)	4.99	1.64	(3.97)	(3.58)
Distributions to shareholders from:
Net investment income	(0.02)	—	—	—	—	—
Net realized capital gain	—	—	—	—	(0.01)	(3.25)
Total distributions	(0.02)	—	—	—	(0.01)	(3.25)
Net asset value, end of period	$16.83	$15.85	$16.53	$11.54	$9.90	$13.88
Total return(3)	6.31%	(4.11)%	43.24%	16.57%	(28.61)%	(17.86)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$7,705	$8,347	$14,168	$19,398	$20,210	$27,722
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.97%	1.96%	1.98%	1.89%	1.83%	1.78%
After expense reimbursement and waived fees	1.97%	1.96%	1.98%	1.83%	1.74%	1.70%
Ratio of net investment income (loss) to average net assets	1.33%	(0.52)%	(0.35)%	(0.60)%	(0.09)%	(0.44)%
Portfolio turnover rate	56.24%	157.77%	130.60%	112.61%	122.83%	129.58%

	Class C
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net asset value, beginning of period	$13.49	$14.17	$9.98	$8.62	$12.18	$18.77
Income from investment operations
Net investment income (loss)(2)	0.04	(0.16)	(0.14)	(0.14)	(0.08)	(0.18)
Net realized and unrealized gain (loss) on investments	0.76	(0.52)	4.33	1.50	(3.47)	(3.16)
Total from investment operations	0.80	(0.68)	4.19	1.36	(3.55)	(3.34)
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	(0.01)	(3.25)
Total distributions	—	—	—	—	(0.01)	(3.25)
Net asset value, end of period	$14.29	$13.49	$14.17	$9.98	$8.62	$12.18
Total return(3)	5.93%	(4.80)%	41.98%	15.78%	(29.16)%	(18.49)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,565	$1,863	$2,524	$2,085	$2,688	$4,711
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.72%	2.70%	2.73%	2.63%	2.58%	2.52%
After expense reimbursement and waived fees	2.72%	2.70%	2.73%	2.57%	2.49%	2.44%
Ratio of net investment income (loss) to average net assets	0.55%	(1.25)%	(1.15)%	(1.36)%	(0.86)%	(1.17)%
Portfolio turnover rate	56.24%	157.77%	130.60%	112.61%	122.83%	129.58%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

36  |  2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Month period July 1, to December 31, 2012(1)	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net asset value, beginning of period	$16.50	$17.15	$11.96	$10.24	$14.32	$21.19
Income from investment operations
Net investment income (loss)(2)	0.14	(0.04)	(0.01)	(0.04)	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.92	(0.61)	5.20	1.77	(4.09)	(3.59)
Total from investment operations	1.06	(0.65)	5.19	1.73	(4.07)	(3.62)
Distributions to shareholders from:
Net investment income	(0.07)	—	—	(0.01)	—	—
Net realized capital gain	—	—	—	—	(0.01)	(3.25)
Total distributions	(0.07)	—	—	(0.01)	(0.01)	(3.25)
Net asset value, end of period	$17.49	$16.50	$17.15	$11.96	$10.24	$14.32
Total return(3)	6.41%	(3.79)%	43.39%	16.90%	(28.43)%	(17.62)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$20,617	$20,028	$23,073	$61,004	$60,675	$23,528
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.72%	1.71%	1.73%	1.64%	1.59%	1.54%
After expense reimbursement and waived fees	1.72%	1.71%	1.73%	1.58%	1.50%	1.46%
Ratio of net investment income (loss) to average net assets	1.61%	(0.25)%	(0.07)%	(0.35)%	0.19%	(0.20)%
Portfolio turnover rate	56.24%	157.77%	130.60%	112.61%	122.83%	129.58%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T  | 37

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Month
	period July 1, to	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2012(1)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net asset value, beginning of period	$16.13	$16.53	$13.33	$12.33	$28.45	$25.69
Income from investment operations
Net investment loss(2)	(0.09)	(0.15)	(0.14)	(0.10)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	0.63	(0.25)	3.34	1.10	(14.08)	5.50
Total from investment operations	0.54	(0.40)	3.20	1.00	(14.15)	5.41
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	(1.97)	(2.65)
Total distributions	—	—	—	—	(1.97)	(2.65)
Net asset value, end of period	$16.67	$16.13	$16.53	$13.33	$12.33	$28.45
Total return(3)	3.35%	(2.42)%	24.01%	8.11%	(49.61)%	22.22%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$92,996	$111,778	$186,877	$306,523	$436,015	$1,244,922
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.44%	2.30%	2.21%	1.99%	1.89%	1.80%
After expense reimbursement and waived fees	2.44%	2.24%	1.99%	1.99%	1.89%	1.80%
Ratio of net investment income (loss) to average net assets	—	—	—	(0.69)%	(0.45)%	(0.34)%
Before expense reimbursements and waived fees(4)	(1.06)%	(1.03)%	(1.14)%	—	—	—
After expense reimbursement and waived fees(4)	(1.06)%	(0.98)%	(0.92)%	—	—	—
Portfolio turnover rate	208.98%	178.23%	136.18%	276.31%	468.72%	168.61%
	Class C
	For the Six-Month
	period July 1, to	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2012(1)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net asset value, beginning of period	$14.47	$14.94	$12.14	$11.31	$26.61	$24.36
Income from investment operations
Net investment loss(2)	(0.13)	(0.24)	(0.23)	(0.19)	(0.17)	(0.27)
Net realized and unrealized gain (loss) on investments	0.56	(0.23)	3.03	1.02	(13.16)	5.17
Total from investment operations	0.43	(0.47)	2.80	0.83	(13.33)	4.90
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	(1.97)	(2.65)
Total distributions	—	—	—	—	(1.97)	(2.65)
Net asset value, end of period	$14.90	$14.47	$14.94	$12.14	$11.31	$26.61
Total return(3)	2.97%	(3.15)%	23.06%	7.34%	(49.99)%	21.29%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$23,510	$27,102	$42,729	$63,002	$92,152	$213,194
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.19%	3.04%	2.96%	2.74%	2.64%	2.55%
After expense reimbursement and waived fees	3.19%	2.99%	2.74%	2.74%	2.64%	2.55%
Ratio of net investment income (loss) to average net assets	—	—	—	(1.44)%	(1.21)%	(1.09)%
Before expense reimbursements and waived fees(4)	(1.80)%	(1.77)%	(1.90)%	—	—	—
After expense reimbursement and waived fees(4)	(1.80)%	(1.72)%	(1.68)%	—	—	—
Portfolio turnover rate	208.98%	178.23%	136.18%	276.31%	468.72%	168.61%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

38 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Month
	period July 1, to	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2012(1)	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009	June 30, 2008
Net asset value, beginning of period	$16.66	$17.03	$13.71	$12.65	$29.03	$26.09
Income from investment operations
Net investment loss(2)	(0.07)	(0.11)	(0.11)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.65	(0.26)	3.43	1.13	(14.37)	5.62
Total from investment operations	0.58	(0.37)	3.32	1.06	(14.41)	5.59
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	(1.97)	(2.65)
Total distributions	—	—	—	—	(1.97)	(2.65)
Net asset value, end of period	$17.24	$16.66	$17.03	$13.71	$12.65	$29.03
Total return(3)	3.48%	(2.17)%	24.22%	8.38%	(49.51)%	22.58%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$35,443	$40,288	$41,519	$20,355	$46,136	$126,637
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.19%	2.03%	1.97%	1.75%	1.64%	1.54%
After expense reimbursement and waived fees	2.19%	1.99%	1.74%	1.75%	1.64%	1.54%
Ratio of net investment income (loss) to average net assets	—	—	—	(0.46)%	(0.23)%	(0.09)%
Before expense reimbursements and waived fees(4)	(0.78)%	(0.72)%	(0.89)%	—	—	—
After expense reimbursement and waived fees(4)	(0.78)%	(0.68)%	(0.66)%	—	—	—
Portfolio turnover rate	208.98%	178.23%	136.18%	276.31%	468.72%	168.61%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 39

Notes to the Financial Statements

Note	1 — Organization

     The Quaker Investment Trust (“Trust”), an open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has seven series: Quaker Akros Absolute Return Fund (formerly, Quaker Akros Absolute Strategies Fund) (‘Akros Absolute Return”), Quaker Event Arbitrage Fund (“Event Arbitrage”) Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Growth Tactical Allocation Fund (“Small-Cap Growth Tactical Allocation”), Quaker Small-Cap Value Fund (“Small-Cap Value”), and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, “Funds”). All Funds are diversified with the exception of Akros Absolute Return and Event Arbitrage. The investment objectives of each Fund, except for Akros Absolute Return are set forth below.

     Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Global Tactical Allocation commenced operations on May 1, 2008. Small-Cap Growth Tactical Allocation commenced operations on September 30, 2008. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”).The predecessor Event Driven Fund commenced operations on September 19, 2002. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.

     The Funds currently offer three classes of shares (Class A, Class C and Institutional Class shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class C shares are charged a distribution fee, but bear no front-end sales charge or contingent deferred sales charge (“CDSC”) and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment limitations. Quaker Funds, Inc. (“QFI”), the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

     A.     Security Valuation.     The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

     Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

     Short-term investments are valued at amortized cost, which approximates fair market value.

     The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

     The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

     Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumption about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are audited financial statements, expenses occurred from the partnership, interim financial statements, capital call, distributions and publicly traded securities. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

     Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

     Level I—Quoted prices in active markets for identical securities.

     Level II—Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and

40 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level III—Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include; (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar free traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market before the Fund’s NAV calculation.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

		Quoted Prices
		in Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable	Fair
		Investments	Inputs	Inputs	Value at
Category	Event Arbitrage	(Level 1)	(Level 2)	(Level 3)	12/31/2012
Asset Backed Securities
United States
Asset Backed Securities		$—	$5,717,406	$—	$5,717,406
Mortgage Securities		—	81,228	—	81,228
Domestic Common Stocks
United States
Basic Materials		1,356,850	—	—	1,356,850
Communications		4,869,628	5,050	—	4,874,678
Consumer, Cyclical		4,946,456	—	440,096	5,386,552
Consumer, Non-cyclical		2,241,673	—	—	2,241,673
Energy		1,299,660	—	—	1,299,660
Financial		853,911	—	—	853,911
Healthcare		2,588,334	—	670,256	3,258,590
Industrial		1,972,753	9,907	—	1,982,660
Technology		7,858,606	976,000	—	8,834,606
Corporate Bonds
France
Financial		—	500,000	—	500,000
United States
Basic Materials		—	15,750	—	15,750
Financial		—	1,609,725	500,000	2,109,725
Industrial		—	125,000	—	125,000
Warrants
United Kingdom
Financial		—	—	420,547	420,547
Foreign Common Stocks
Canada
Basic Materials		15,987	12,327	—	28,314
Consumer, Cyclical		539,969	—	—	539,969
Germany
Diversified		6,276	—	—	6,276
Ireland
Industrial		561,132	—	—	561,132
Spain
Communications		56,993	—	—	56,993
Preferred Stocks
United States
Energy		22	—	—	22
Healthcare		—	—	613,000	613,000
Term Loan
United States
Healthcare		—	—	511,054	511,054
Options
United States
Financial		364,585	—	—	364,585
Technology		32,500	—	—	32,500
Short-Term Investment		10,964,978	—	—	10,964,978
Sub-Total		$40,530,313	$9,052,393	$3,154,953	$52,737,659
Call Options - Written		$(815,309)	$(357,923)	$—	$(1,173,232)
Securities Sold Short		$(1,012,806)	$—	$—	$(1,012,806)
Total		$38,665,279	$8,731,389	$3,154,953	$50,551,621

2 0 1 2  S E M I - A N N U A L  R E P O R T | 41

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable	Fair
		Investments	Inputs	Inputs	Value at
Category	Global Tactical Allocation	(Level 1)	(Level 2)	(Level 3)	12/31/2012
Domestic Common Stocks
United States
Basic Materials		$170,370	$—	$—	$170,370
Communications		1,442,658	—	—	1,442,658
Consumer, Cyclical		305,924	—	—	305,924
Consumer, Non-cyclical		248,096	—	—	248,096
Energy		329,152	—	—	329,152
Financial		924,792	—	—	924,792
Healthcare		743,046	—	—	743,046
Industrial		162,043	—	—	162,043
Technology		207,282	—	—	207,282
Foreign Common Stocks
Belgium
Consumer, Non-cyclical		124,996	—	—	124,996
Bermuda
Financial		145,266	—	—	145,266
Canada
Energy		82,341	—	—	82,341
Denmark
Healthcare		194,220	—	—	194,220
France
Healthcare		185,256	—	—	185,256
Germany
Consumer, Cyclical		306,808	—	—	306,808
Technology		230,691	—	—	230,691
Ireland
Technology		122,360	—	—	122,360
Mexico
Consumer, Non-cyclical		165,651	—	—	165,651
Netherlands
Consumer, Non-cyclical		123,709	—	—	123,709
Industrial		248,680	—	—	248,680
Switzerland
Basic Materials		125,240	—	—	125,240
Financial		326,168	—	—	326,168
Healthcare		172,176	—	—	172,176
United Kingdom
Basic Materials		187,340	—	—	187,340
Consumer, Cyclical		171,983	—	—	171,983
Consumer, Non-cyclical		159,715	—	—	159,715
Financial		125,218	—	—	125,218
Healthcare		122,151	—	—	122,151
Short-Term Investment		330,309	—	—	330,309
Total		$8,183,641	$—	$—	$8,183,641

		Quoted Prices
		in Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable	Fair
		Investments	Inputs	Inputs	Value at
Category	Mid-Cap Value	(Level 1)	(Level 2)	(Level 3)	12/31/2012
Common Stocks
Basic Materials		$524,326	$—	$—	$524,326
Consumer, Cyclical		744,670	—	—	744,670
Consumer, Non-cyclical		172,685	—	—	172,685
Energy		849,761	—	—	849,761
Financial		1,396,003	—	—	1,396,003
Healthcare		566,542	—	—	566,542
Industrial		1,085,711	—	—	1,085,711
Technology		805,982	—	—	805,982
Utilities		900,579	—	—	900,579
Real Estate Investment Trusts		369,333	—	—	369,333
Short-Term Investments		533,307	—	—	533,307
Total		$7,948,899	$—	$—	$7,948,899

42 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable	Fair
		Investments	Inputs	Inputs	Value at
Category	Small-Cap Growth Tactical Allocation	(Level 1)	(Level 2)	(Level 3)	12/31/2012
Domestic Common Stocks
United States
Basic Materials		$311,813	$—	$—	$311,813
Communications		579,962	—	—	579,962
Consumer, Cyclical		453,161	—	—	453,161
Consumer, Non-cyclical		357,309	—	—	357,309
Energy		278,492	—	—	278,492
Financial		43,800	—	—	43,800
Healthcare		274,573	—	—	274,573
Industrial		458,346	—	—	458,346
Technology		283,910	—	—	283,910
Limited Partnerships
United States
Energy		49,320	—	—	49,320
Exchange-Traded Funds
United States
Exchange-Traded Funds		361,990	—	—	361,990
Foreign Common Stocks
Bermuda
Financial		214,119	—	—	214,119
Canada
Basic Materials		72,760	—	—	72,760
China
Energy		37,980	—	—	37,980
Ireland
Technology		171,000	—	—	171,000
Israel
Communications		67,620	—	—	67,620
Short-Term Investments		1,589,084	—	—	1,589,084
Total		$5,605,239	$—	$—	$5,605,239

		Quoted Prices
		in Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable	Fair
		Investments	Inputs	Inputs	Value at
Category	Small-Cap Value	(Level 1)	(Level 2)	(Level 3)	12/31/2012
Common Stocks
Basic Materials		$2,006,121	$—	$—	$2,006,121
Communications		2,034,058	—	—	2,034,058
Consumer, Cyclical		4,583,007	—	—	4,583,007
Consumer, Non-cyclical		2,741,684	—	—	2,741,684
Energy		2,163,879	—	—	2,163,879
Financial		5,602,506	—	—	5,602,506
Healthcare		3,547,944	—	—	3,547,944
Industrial		2,514,133	—	—	2,514,133
Technology		2,201,984	—	—	2,201,984
Utilities		1,158,443	—	—	1,158,443
Real Estate Investment Trusts
Financial		942,369	—	—	942,369
Short-Term Investments		2,125,822	—	—	2,125,822
Total		$31,621,950	$—	$—	$31,621,950

2 0 1 2  S E M I - A N N U A L  R E P O R T | 43

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable	Fair
		Investments	Inputs	Inputs	Value at
Category	Strategic Growth	(Level 1)	(Level 2)	(Level 3)	12/31/2012
Domestic Common Stocks
United States
Basic Materials		$3,439,581	$—	$—	$3,439,581
Communications		31,673,229	—	—	31,673,229
Consumer, Cyclical		7,312,768	—	—	7,312,768
Consumer, Non-cyclical		11,945,527	—	—	11,945,527
Energy		5,829,872	—	—	5,829,872
Financial		20,608,763	—	—	20,608,763
Healthcare		19,173,630	—	—	19,173,630
Industrial		3,036,132	—	—	3,036,132
Technology		2,651,824	—	—	2,651,824
Foreign Common Stocks
Belgium
Consumer, Non-cyclical		1,905,975	—	—	1,905,975
Bermuda
Financial		2,837,529	—	—	2,837,529
Canada
Energy		1,545,188	—	—	1,545,188
Denmark
Healthcare		3,781,576	—	—	3,781,576
France
Healthcare		3,525,072	—	—	3,525,072
Germany
Consumer, Cyclical		2,628,864	—	—	2,628,864
Ireland
Technology		3,065,650	—	—	3,065,650
Netherlands
Consumer, Non-cyclical		2,281,914	—	—	2,281,914
Switzerland
Financial		6,159,092	—	—	6,159,092
Healthcare		2,882,682	—	—	2,882,682
United Kingdom
Consumer, Non-cyclical		3,154,655	—	—	3,154,655
Basic Materials		3,150,220	—	—	3,150,220
Healthcare		2,276,524	—	—	2,276,524
Short-Term Investment		4,992,941	—	—	4,992,941
Total		$149,859,208	$—	$—	$149,859,208

There were no transfers between Level 1 and Level 2 Fair Value Measurements for the period ended December 31, 2012 for all the following Funds:

Global Tactical Allocation; Mid-Cap Value; Small-Cap Growth Tactical Allocation; Small-Cap Value and Strategic Growth and Event Arbitrage.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period from July 1, 2012 through December 31, 2012.

Category	Event Arbitrage	Balance as of 6/30/2012	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2012
Domestic Common Stock
United States
Consumer, Cyclical		$409	$439,687	$—	$—	$—	$—	$—	$—	$440,096
Healthcare		668,265	735,000	(735,000)	—	1,991	—	—	—	670,256
Technology		976,000	—	—	—	—	—	—	(976,000)	—
Corporate Bond
United States
Financial		—	500,000	—	—	—	—	—	—	500,000
Warrant
United Kingdom
Financial		—	430,010	—	—	(9,463)	—	—	—	420,547
Preferred Stock
United States
Healthcare		—	613,000	—	—	—	—	—	—	613,000
Rights
United States
Healthcare		—	—	(7,500)	(7,500)	—	—	—	—	—
Term Loan
United States
Healthcare		—	511,054	—	—	—	—	—	—	511,054
		$1,644,674	$3,228,751	$(742,500)	$(7,500)	$(7,472)	$—	$—	$(976,000)	$3,154,953

44 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

     The following presents information about significant unobservable inputs related to Event Arbitrages’s Level 3 investments at December 31, 2012:

     Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input
Common Stocks	$2,030,899.00	Qualitative Assessment	Evaluated Quotes
Preferred Stocks	613,000.00	Qualitative Assessment	Evaluated Quotes
Term Loan	511,054.00	Qualitative Assessment	At Cost

     B.     Federal Income Taxes.     It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the four open tax years as of June 30, 2011 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

     Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

     C.     Security Transactions and Investment Income.     Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

     Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

     If a security pays a dividend while the Fund holds it short; the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

     D.     Options Contracts Purchased.     Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     E.     Options Contracts Written.     Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

     A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.     Futures Contracts.     Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

2 0 1 2  S E M I - A N N U A L   R E P O R T  | 45

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

     G.     Foreign Currency Transactions.     Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U. S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U. S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U. S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

     H.     Forward Foreign Currency Contracts.     Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

     Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     I.     Portfolio Investment Risks.     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U. S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

     Event Arbitrage is not a “diversified” Fund, which means that the Fund may allocate its investments to a relatively small number of issuers or to a single industry, making the Fund more susceptible to adverse developments of a single user or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

     J.     Multiple Class Allocations.     Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

     K.     Expense Allocations.     Expenses that are not series (Fund) specific are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets.

     L.     Distributions to Shareholders.     Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Trust’s Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its period ending December 31.

     M.     Use of Estimates.     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

     N.     Security Loans.     The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

     O.     Derivative Instruments.     The Funds have adopted amendments to author-itative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect a entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Funds’ financial statements.

     The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

     The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at December 31, 2012 was as follows:

Event Arbitrage

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$—	$1,173,232
Purchased Options	397,085	—
(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Call options written, at value.

46 |  2 0 1 2   S E M I - A N N U A L   R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The effect of derivative instruments on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended December 31, 2012 was as follows:

Event Arbitrage
	Fair Value
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$4,747,300	$293,248
Purchased Options	(385,697)	117,721
Forward Currency Contracts	30,231	—
(1)	Statement of Operations location: Net realized gain from written options, net realized gain (loss) from investments.
(2)	Statement of Operations location: Net change in unrealized appreciation on written options, net unrealized appreciation on investments.

Global Tactical Allocation
	Fair Value
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$1,230	$107
Purchased Options	—	—
(1)	Statement of Operations location: Net realized gain from written options, net realized gain (loss) from investments .
(2)	Statement of Operations location: Net unrealized appreciation on written options, net unrealized appreciation (depreciation) on investments .

Strategic Growth
	Fair Value
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$21,331	$1,704
Purchased Options	—	—
(1)	Statement of Operations location: Net realized gain from written options, net realized gain (loss) from investments.
(2)	Statement of Operations location: Net unrealized appreciation on written options, net unrealized appreciation (depreciation) on investments.

The average notional amounts of written options, purchased options and forward currency contracts outstanding during the period ended December 31, 2012 were approximately as follows:

Fund	Written Options	Purchased Options	Futures	Forward Currency Contracts
Event Arbitrage	$1,741,281	$342,517	$—	$395,820
Global Tactical Allocation	211	—	—	—
Strategic Growth	3,649	—	—	—

Note 3 — Investment Advisory Fee and Other Related Party Transactions

QFI serves as investment adviser to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser
Event Arbitrage	N/A
Global Tactical Allocation	DG Capital Management, Inc.
Mid-Cap Value	Kennedy Capital
Small-Cap Growth Tactical Allocation	Century Management, Inc.
Small-Cap Value	Aronson Johnson Ortiz, L.P.
Strategic Growth	DG Capital Management, Inc.

QFI or the sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund paid QFI aggregate fees shown in the table below for the period ended December 31, 2012. Amounts are expressed as an annualized percentage of average net assets.

Fund	Aggregate advisory fee paid to QFI	Subadvisory fee paid by QFI to the sub- adviser	Advisory & subadvisory fees waived & reimbursed
Event Arbitrage	1.30%	N/A	0.44%
Global Tactical Allocation	1.25%	0.75%	N/A
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Growth Tactical Allocation	1.00%	0.50%	N/A
Small-Cap Value	1.00%	0.70%	N/A
Strategic Growth	1.30%	0.75%	N/A

For the six-month period ended December 31, 2012, QFI and the sub-advisers earned and reimbursed fees as follows:

Fund	Aggregate advisory fee paid to QFI	Subadvisory fee paid by QFI to the sub- adviser	Advisory & subadvisory fees waived & reimbursed
Event Arbitrage	$359,708	N/A	$120,388
Global Tactical Allocation	58,306	34,984	N/A
Mid-Cap Value	42,208	30,149	N/A
Small-Cap Growth Tactical Allocation	29,260	14,630	N/A
Small-Cap Value	151,815	106,271	N/A
Strategic Growth	1,106,278	638,237	N/A

QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Event Arbitrage (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion. If, at any time, the annualized expenses of the Event Arbitrage Fund were less than the Annualized Expense Ratio, the Trust, on behalf of Event Arbitrage, would reimburse the QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for Event Arbitrage, and (b) can be repaid without causing the expenses of Event Arbitrage to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2012 until October 28, 2013. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Event Arbitrage, in the event of its merger or liquidation.

2 0 1 2  S E M I - A N N U A L  R E P O R T  |  47

Notes to the Financial Statements

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

Additionally QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Class C, and 2.35% for Institutional Class of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

At December 31, 2012, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of Event Arbitrage and Strategic Growth that may be recouped was $408,943, and $851,720, respectively. The Advisor may recapture the portions of the above amounts no later than the dates stated below.

Fund	June 30, 2013		June 30, 2014	June 30, 2015	June 30, 2016
Event Arbitrage	$16,059		$85,149	$187,347	$120,388
Strategic Growth	—	*	751,125	100,595	—

* Prior to June 30, 2011, Strategic Growth did not waive sub-advisory fees.

US Bancorp Fund Services, LLC (“USBFS”), serves as the Trusts’ transfer, dividend paying, and shareholder servicing agent (“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate ranging between $8 and $11 dollars per shareholder account.

Brown Brothers Harriman & Co. serves as fund accountant and administrator (“Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides fund accounting services and administrative services to each Fund. As compensation for its services, the Administrator receives a fee at the annual rate of 0.025% for accounting and 0.030% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.020% for accounting and 0.025% for administration for over $2 billion of average daily net assets.

Effective February 1, 2013 USBFS, serves as the fund’s administrator and fund accountant for the Trust pursuant to a written agreement with the Trust. As compensation for its services as fund administrator & fund accountant, USBFS receives a fee at the annual rate of 0.05% of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.04% for over $2 billion to $3 billion of average daily net assets and 0.03% for over $3 billion of average daily net assets.

The Trust will incur an annual account minimum if, on an annual basis, the asset charges do not exceed the account minimum charges.

Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

For the six-month period ending December 31, 2012, the Distributor received underwriter concessions from the sale of Funds shares as follows:

Fund	Amount
Event Arbitrage	$3,779
Global Tactical Allocation	25
Mid-Cap Value	466
Small-Cap Growth Tactical Allocation	172
Small-Cap Value	262
Strategic Growth	2,288

Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ending December 31, 2012, the Funds compensated the CCO as follows:

Fund	Amount
Event Arbitrage	$16,861
Global Tactical Allocation	3,019
Mid-Cap Value	2,537
Small-Cap Growth Tactical Allocation	1,923
Small-Cap Value	8,966
Strategic Growth	54,663

Note 4 — Purchases and Sales of Investments

For the six-month period ended December 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales
Event Arbitrage	$58,274,122	$44,788,726
Global Tactical Allocation	32,281,479	34,208,895
Mid-Cap Value	7,877,879	2,345,513
Small-Cap Growth Tactical Allocation	12,426,399	13,295,224
Small-Cap Value	16,741,707	18,408,061
Strategic Growth	320,936,697	343,505,292

Note 5 — Options Written

A summary of option contracts written by the Trust during the six-month period ended December 31, 2012 is as follows:

	Event Arbitrage
	Number of Contracts	Option Premiums
Options outstanding at beginning of period	9,560	$1,274,680
Options written	48,640	8,760,234
Options closed	(24,117)	(4,081,140)
Options exercised	(19,608)	(4,527,128)
Options expired	(7,042)	(401,222)
Options outstanding at end of period	7,433	$1,025,424

	Global Tactical Allocation
	Number of Contracts	Option Premiums
Options outstanding at beginning of period	23	$1,373
Options written	—	—
Options closed	(13)	(663)
Options exercised	(10)	(710)
Options expired	—	—
Options outstanding at end of period	—	$—

	Strategic Growth
	Number of Contracts	Option Premiums
Options outstanding at beginning of period	400	$23,839
Options written	—	—
Options closed	(228)	(11,628)
Options exercised	(172)	(12,212)
Options expired	—	—
Options outstanding at end of period	—	$—

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Note 6 — Tax Matters

As of June 30, 2012 the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation (Depreciation)	Total Undistributed Ordinary Income	Undistributed Capital Gain	Capital Loss Carryforward	Late Year Loss	Distributable Earnings
Event Arbitrage	$(3,276,027)	$100,285	$—	$—	$(413,363)	$(3,589,105)
Global Tactical Allocation	(40,900)	—	—	(13,297,975)	(80,154)	(13,419,029)
Mid-Cap Value	1,205,839	—	—	(9,146,683)	(42,342)	(7,983,186)
Small-Cap Growth Tactical Allocation	(106,547)	—	—	(1,309,364)	(61,338)	(1,477,249)
Small-Cap Value	954,974	—	—	(9,101,305)	(42,771)	(8,189,102)
Strategic Growth	9,133,907	—	—	(444,330,236)	(654,882)	(435,851,209)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles from options, the differing book/tax treatment of unrealized appreciation/depreciation on forward foreign currency contracts, and outstanding REIT and Partnership adjustments.

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2012, the capital loss carryovers for the Funds were as follows:

	Post December 31, 2010
	Capital Losses No Expiration		Capital Loss Carryovers Expiring			Post-October Capital Loss
Fund	Short-Term	Long-Term	2018	2017	2016	Deferred	Utilized
Event Arbitrage	$—	$—	$—	$—	$—	$—	$236,408
Global Tactical Allocation	302,389	—	2,718,683	10,276,903	—	—	—
Mid-Cap Value	—	—	1,170,572	7,976,111	—	—	—
Small-Cap Growth Tactical Allocation	1,309,364	—	—	—	—	—	—
Small-Cap Value	—	—	9,101,305	—	—	—	—
Strategic Growth	—	—	164,714,297	279,615,939	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (“Act”), net capital losses may be carried forward indefinitely, and their character is retained as short term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized.

Note 7 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid during the fiscal years of 2012 and 2011 were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
Fund	2012	2011	2012	2011	2012	2011
Event Arbitrage	$1,103,905	$116,827	$—	$64,146	$—	$—
Global Tactical Allocation	—	—	—	—	—	—
Mid-Cap Value	—	—	—	—	—	—
Small-Cap Growth Tactical Allocation	548,581	644,319	—	—	—	—
Small-Cap Value	—	—	—	—	—	—
Strategic Growth	—	—	—	—	—	—

For the six-month period ended December 31, 2012 (unaudited)*:

Fund	Ordinary Income	Long Term Capital Gain
Event Arbitrage	$105,505	$600,015
Global Tactical Allocation	—	—
Mid-Cap Value	—	—
Small-Cap Growth Tactical Allocation	—	—
Small-Cap Value	86,507	—
Strategic Growth	—	—

*	Tax information for the period ended December 31, 2012, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

2 0 1 2  S E M I - A N N U A L  R E P O R T  |  49

Notes to the Financial Statements

Note 8 — Fund Share Transactions

At December 31, 2012, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:

Event Arbitrage
	For the Six-Month Period ended December 31, 2012				For the Fiscal Year Ended June 30, 2012
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	360,077	(635,655)	30,854	2,667,197	1,735,073	(912,029)	56,537	2,911,921
Value	$4,327,828	$(7,626,425)	$371,792		$20,758,217	$(10,911,336)	$653,570
Class C
Shares	38,040	(97,186)	5,746	557,234	354,371	(105,426)	10,799	610,634
Value	$451,641	$(1,151,253)	$68,205		$4,227,492	$(1,248,161)	$123,866
Institutional Class
Shares	379,235	(180,802)	16,200	1,324,884	413,029	(915,671)	20,573	1,110,251
Value	$4,597,166	$(2,186,887)	$195,699		$4,887,392	$(10,726,682)	$238,645

Global Tactical Allocation
	For the Six-Month Period ended December 31, 2012				For the Fiscal Year Ended June 30, 2012
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	30,218	(156,993)	—	675,221	103,452	(859,470)	—	801,996
Value	$216,082	$(1,125,952)	$—		$721,380	$(5,963,328)	$—
Class C
Shares	1,944	(116,258)	—	343,644	46,415	(526,527)	—	457,958
Value	$13,378	$(828,307)	$—		$315,078	$(3,600,623)	$—
Institutional Class
Shares	9	(28,986)	—	81,737	59,881	(64,634)	—	110,714
Value	$75	$(248,409)	$—		$500,000	$(557,611)	$—

Mid-Cap Value
	For the Six-Month Period ended December 31, 2012				For the Fiscal Year Ended June 30, 2012
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	12,572	(65,440)	—	335,746	28,760	(91,030)	—	388,614
Value	$202,467	$(1,045,936)	$—		$440,252	$(1,362,926)	$—
Class C
Shares	2,616	(21,862)	—	118,965	12,078	(51,770)	—	138,211
Value	$38,887	$(323,628)	$—		$169,204	$(671,636)	$—
Institutional Class
Shares	697	(886)	—	21,242	—	(4,565)	—	21,431
Value	$11,339	$(14,963)	$—		$—	$(68,756)	$—

Small-Cap Growth Tactical Allocation
	For the Six-Month Period ended December 31, 2012				For the Fiscal Year Ended June 30, 2012
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	3,627	(57,741)	—	228,191	12,860	(642,623)	28,363	282,305
Value	$33,096	$(521,478)	$—		$124,477	$(5,865,299)	$247,896
Class C
Shares	172	(51,848)	—	169,141	18,513	(397,263)	13,446	220,817
Value	$1,500	$(451,933)	$—		$175,362	$(3,508,730)	$114,426
Institutional Class
Shares	8,126	(54,255)	—	165,165	26,663	(314,969)	9,224	211,294
Value	$75,286	$(496,052)	$—		$247,767	$(2,822,614)	$81,451

50 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Note 8 — Fund Share Transactions (Continued)

Small-Cap Value
	For the Six-Month Period ended December 31, 2012				For the Fiscal Year Ended June 30, 2012
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	13,841	(83,223)	489	457,785	42,586	(373,217)	—	526,678
Value	$229,393	$(1,362,112)	$8,059		$638,657	$(5,492,383)	$—
Class C
Shares	1,354	(29,966)	—	109,500	559	(40,550)	—	138,112
Value	$19,525	$(427,462)	$—		$7,340	$(509,287)	$—
Institutional Class
Shares	24,639	(63,404)	3,255	1,178,671	552,441	(683,273)	—	1,214,181
Value	$428,705	$(1,085,952)	$55,782		$9,566,836	$(10,769,664)	$—

Strategic Growth
	For the Six-Month Period ended December 31, 2012				For the Fiscal Year Ended June 30, 2012
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	84,624	(1,433,716)	—	5,578,863	500,426	(4,878,197)	—	6,927,955
Value	$1,374,897	$(23,438,102)	$—		$7,925,123	$(76,172,869)	$—
Class C
Shares	8,504	(302,918)	—	1,578,371	55,875	(1,043,606)	—	1,872,785
Value	$125,385	$(4,455,128)	$—		$791,844	$(14,712,803)	$—
Institutional Class
Shares	451,160	(812,948)	—	2,056,343	932,946	(952,784)	—	2,418,131
Value	$7,634,102	$(13,972,427)	$—		$15,225,608	$(15,185,671)	$—

Note 9 — 5% Shareholders

At December 31, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 5% of the outstanding shares of the following Funds: Event Arbitrage – two own 17.41%; Global Tactical Allocation – one owns 5.44%; Mid-Cap Value – two own 11.30%; Small-Cap Value – four own 43.68%; Small-Cap Growth Tactical Allocation – one owns 8.72%; Strategic Growth – two own 29.04%.

Transactions by these shareholders may have a material impact upon the Funds.

Note 10 — Indemnifications

Under theTrust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, risk of loss from such claims is considered remote.

Note 11 — Securities Lending

At December 31, 2012, these funds have securities out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the Funds received is as follows:

Fund	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
Global Tactical Allocation	$330,306	$330,309	4.04%
Mid-Cap Value	271,870	273,857	3.54%
Small-Cap Growth Tactical Allocation	860,534	896,711	17.24%
Small-Cap Value	1,622,998	1,626,408	5.43%

Note 12 — Fund Liquidations

On August 15, 2012, the Board, including all of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) approved the liquidation and dissolution of the Quaker Capital Opportunities Fund. The liquidation and dissolution was approved by the Board and a majority shareholders of the Fund in accordance with the requirements of the 1940 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the Trust’s Amended and Restated Declaration of Trust. The liquidation and dissolution of the Fund was approved on October 9, 2012 by more than 50% of the outstanding voting securities of the Fund entitled to vote. The result of the vote is shown below:

Capital Opportunities Fund	% vote for	% vote against	% vote abstain
Proposal: Approval of the liquidation and dissolution of the Fund, a series of the Trust, pursuant to the Plan of Liquidation and Dissolution.	63.19%	33.34%	3.47%

2 0 1 2  S E M I - A N N U A L  R E P O R T | 51

General Information (unaudited)

Form N-Q Filing and Proxy Voting Policies and Procedures

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. TheTrust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

52 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

The Quaker Funds are distributed by

Foreside Fund Services, LLC.

Contact us:

Quaker Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

PO Box 701

Milwaukee, WI 53201-0701

800-220-8888

www.quakerfunds.com

©2012 Quaker® Investment Trust

QKSAR 122012

SEMI-ANNUAL REPORT

2     0     1     2

Quaker Akros Absolute Return Fund

Mutual fund investing involves risk. Principal loss is possible.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, non-diversification, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the sub-adviser through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders

December 31, 2012

Dear Fellow Shareholder,

The premise on which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical allocation strategies used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.

Our management team continually strives to provide our shareholders with innovative investment alternatives and advisers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.

Sincerely,

Jeffry King

Chairman & CEO

Quaker Investment Trust

Performance Update

Quaker Akros Absolute Return Fund   (AARFX, QASDX, QASIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

     The Quaker Akros Absolute Return Fund (“Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.

Average Annualized Total Return

									Commencement
									of Operations
	Expense Ratio	Inception Date	One Year		Five Year		Ten Year		through 12/31/2012
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.99%	9/30/2005	(10.06)%	(4.82)%	(0.69)%	0.44%	N/A	N/A	(0.41)%	0.37%
Class C	2.74%	10/4/2010	(5.59)%	(5.59)%	N/A	N/A	N/A	N/A	(5.25)%	(5.25)%
Institutional Class	1.74%	10/4/2010	(4.69)%	(4.69)%	N/A	N/A	N/A	N/A	(4.25)%	(4.25)%
S&P 500® Total Return Index*			16.00%	16.00%	1.66%	1.66%	N/A	N/A	4.27%	4.27%

*	The benchmark since inception returns are calculated for the period September 30, 2005 through December 31, 2012.

     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:
Akros Capital, LLC

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2012
$5,099,474

Top Ten Holdings ** (% of net assets) (unaudited)

Morgan Stanley — Bond	8.00%
Prime Acquisition Corp.	2.91%
FibroGen, Inc.	2.21%
Citigroup, Inc.	2.06%
Exelon Corp.	1.75%
Lam Research Corp.	1.42%
Selway Capital Acquisition Corp.	1.40%
Rosetta Genomics Ltd.	1.27%
Taseko Mines Ltd.	1.18%
CSX Corp.	1.16%
% Fund Total	23.36%
** Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

32.72%	Domestic Common Stocks
1.36%	Basic Materials
1.34%	Communications
0.00%	Consumer, Cyclical
3.04%	Consumer, Non-cyclical
4.76%	Diversified
2.53%	Energy
4.68%	Financial
5.52%	Healthcare
1.16%	Industrial
6.58%	Technology
1.75%	Utilities
2.21%	Preferred Stock
0.37%	Private Placements
1.15%	Exchange-Traded Fund
0.05%	Warrants
8.21%	Corporate Bonds
44.71%	Total Market Value of Investments
55.29%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

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Expense Information (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2012 through December 31, 2012.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 7/01/12	Ratio For the Period	Value 12/31/2012	During the Period*
Akros Absolute Return

Actual return based on actual return of:
Class A	(2.41)%	$1,000.00	1.99%	$975.90	$9.91
Class C	(2.94)%	1,000.00	2.74%	970.64	13.61
Institutional Class	(2.40)%	1,000.00	1.74%	976.00	8.67
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Institutional Class		1,000.00	1.74%	1,016.43	8.84

*	Expenses are equal to the Fund’s annualized six-month expense ratios (net of reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 3

Schedule of Investments

Quaker Akros Absolute Return Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 32.72%

Basic Materials — 1.36%
Mining — 1.36%
Polymet Mining Corp. (a)	10,000	$9,193
Taseko Mines Ltd. (a)	20,000	60,000
		69,193
Total Basic Materials (Cost: $128,628)		69,193
Communications — 1.34%
Internet — 0.32%
IZEA, Inc. (a)	73,006	16,061
Telecommunications — 1.02%
CenturyLink, Inc.	1,000	39,120
NTELOS Holdings Corp.	1,000	13,110
		52,230
Total Communications (Cost: $103,289)		68,291
Consumer, Cyclical — 0.00%
Leisure Time — 0.00%
TableMAX Corp. (a)(b)(c)	13,911	8
Total Consumer, Cyclical (Cost: $24,344)		8
Consumer, Non-cyclical — 3.04%
Commercial Services — 1.07%
Western Union Co.	4,000	54,440
Food — 1.97%
Nash Finch Co.	2,000	42,560
SUPERVALU, Inc.	23,500	58,045
		100,605
Total Consumer, Non-cyclical (Cost: $257,832)		155,045
Diversified — 4.76%
Holding Companies-Diversified — 4.76%
Prime Acquisition Corp. (a)(c)	15,000	148,502
Selway Capital Acquisition Corp. Class A (a)(b)(c)	7,200	71,424
Universal Business Payment Solutions Acquisition Corp. (a)(c)	5,000	22,750
		242,676
Total Diversified (Cost: $239,477)		242,676
Energy — 2.53%
Coal — 0.73%
Peabody Energy Corp.	1,400	37,254
Oil & Gas — 1.80%
Devon Energy Corp.	1,000	52,040
EnCana Corp.	2,000	39,520
		91,560
Total Energy (Cost: $164,153)		128,814
Financial — 4.68%
Banks — 2.86%
Citigroup, Inc.	2,650	104,834
MidWestOne Financial Group, Inc.	2,000	41,020
		145,854
Diversified Financial Services — 0.53%
Investment Technology Group, Inc. (a)	3,000	27,000
	Number	Fair
	of Shares	Value
Common Stocks (continued)

Savings & Loans — 1.29%
First Bancorp of Indiana, Inc. (c)	1,259	$13,975
HopFed Bancorp, Inc.	5,900	51,979
		65,954
Total Financial (Cost: $274,469)		238,808
Healthcare — 5.52%
Biotechnology — 2.73%
CytRx Corp. (a)	8,000	14,960
InterMune, Inc. (a)	4,000	38,760
Omeros Corp. (a)	4,000	20,760
Rosetta Genomics Ltd. (a)	14,000	64,680
		139,160
Healthcare-Products — 0.84%
Kips Bay Medical, Inc. (a)	68,200	42,966
Pharmaceuticals — 1.95%
Northwest Biotherapeutics, Inc. (a)	16,000	49,920
Synergy Pharmaceuticals, Inc. (a)	8,000	42,080
Ventrus Biosciences, Inc. (a)	3,500	7,560
		99,560
Total Healthcare (Cost: $454,411)		281,686
Industrial — 1.16%
Transportation —1.16%
CSX Corp.	3,000	59,190
Total Industrial (Cost: $63,396)		59,190
Technology — 6.58%
Computers — 2.16%
Apple, Inc.	100	53,303
Force 10 Networks, Inc. (a)(b)(c)	1	8,112
Xplore Technologies Corp. (a)	10,000	48,900
		110,315
Semiconductors — 3.37%
Lam Research Corp. (a)	2,000	72,260
Marvell Technology Group Ltd.	8,100	58,806
Skyworks Solutions, Inc. (a)	2,000	40,600
		171,666
Software — 1.05%
Microsoft Corp.	2,000	53,460
Total Technology (Cost: $422,804)		335,441
Utilities — 1.75%
Electric — 1.75%
Exelon Corp.	3,000	89,220
Total Utilities (Cost: $126,012)		89,220
Total Common Stocks (Cost $2,258,815)		1,668,372

Preferred Stock — 2.21%

United States — 2.21%
FibroGen, Inc. (a)(b)	15,000	112,500
Total United States (Cost $67,350)		112,500
Total Preferred Stock (Cost $67,350)		112,500

The accompanying notes are an integral part of the financial statements.

4 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Akros Absolute Return Fund

December 31, 2012 (unaudited)

	Number	Fair
	of Shares	Value
Private Placements — 0.37%

Technology — 0.37%
Alien Technology (a)(b)	64	$253
Alien Technology Series A (a)(b)	4,688	18,517
		18,770
Total Technology (Cost $123,609)		18,770
Total Private Placements (Cost $123,609)		18,770
Exchange-Traded Fund — 1.15%
ProShares Short 20+ Year Treasury (a)	2,000	58,760
Total Exchange-Traded Fund (Cost $73,166)		58,760

Warrants — 0.05%

Alien Technology, Expiration:
December, 2049 (a)(b)(c)	5	0
Bionovo, Expiration:
October, 2014 (a)(b)(c)	3,000	0
Synergy Pharmaceuticals, Inc., Expiration:
November, 2016 (a)	1,200	2,760
Total Warrants (Cost $2,515)		2,760

	Par	Fair
	Value	Value
Corporate Bonds — 8.21%

Energy — 0.21%
Oil & Gas — 0.21%
ATP Oil & Gas Corp. 11.88%, 5/1/2015	100,000	11,000
Total Energy (Cost: $101,559)		11,000
Financial — 8.00%
Banks — 8.00%
Morgan Stanley 4.50%, 2/11/2020 (d)	450,000	407,768
Total Financial (Cost: $448,216)		407,768
Total Corporate Bonds (Cost $549,775)		418,768
Total Investments (Cost $3,075,230) — 44.71%		2,279,930
Other Assets in Excess of Liabilities, Net — 55.29%		2,819,544
Total Net Assets — 100.00%		$5,099,474

	Number	Fair
Schedule of Securities Sold Short	of Shares	Value
Common Stocks — 14.03%

BlackRock, Inc.	200	$41,342
Canadian Pacific Railway Ltd.	700	71,134
Cincinnati Financial Corp.	2,150	84,194
Estee Lauder Companies Class A	1,600	95,776
Evercore Partners, Inc.	2,000	60,380
Morgan Stanley	4,000	76,480
Sherwin-Williams Co.	1,000	153,820
Taylor Capital Group, Inc. (a)	4,000	72,200
Toro Co.	1,400	60,172
Total Common Stocks		715,498
	Number	Fair
	of Shares	Value
Exchange-Traded Funds — 9.26%

iShares Dow Jones US Healthcare Providers Index Fund	2,000	$136,900
PowerShares Water Resources Portfolio	2,000	41,500
SPDR S&P Homebuilders	4,000	106,400
SPDR S&P Retail	3,000	187,230
Total Exchange-Traded Funds		472,030
Total Securities Sold Short (Proceeds: $922,884)		1,187,528

	Number	Fair
	of Contracts	Value
Call Options Written — 0.06%

Citigroup, Inc., Expiration: January, 2013
Exercise Price: $41.00	20	1,400
Ironwood Pharmaceuticals, Inc., Expiration: January, 2013
Exercise Price: $10.00	20	550
Peabody Energy Corp., Expiration: January, 2013
Exercise Price: $30.00	14	196
Skyworks Solutions, Inc., Expiration: January, 2013
Exercise Price: $23.00	20	400
Western Union Co. Expiration: January, 2013
Exercise Price: $14.00	40	600
Total Options Written (Premiums Received $3,872)		$3,146

			Unrealized
	Number of	Settlement	Appreciation/
	Contracts Sold	Month	(Depreciation)
Futures

Russell 2000 Mini March Futures	2	March, 2013	460
Total Futures Contracts Sold			460
(a)	Non-income producing security.
(b)	Indicates an illiquid security. Total market value for illiquid securities is $210,814, representing 4.13% of net assets.
(c)	Indicates a fair valued security. Total market value for fair valued securities is $264,771, representing 5.19% of net assets.
(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 5

Statement of Assets and Liabilities

Quaker Akros Absolute Return

December 31, 2012 (unaudited)

ASSETS:
Investments, at value	$2,279,930
Cash	3,829,055
Futures held	460
Receivables:
Dividends and interest	12,148
Due from advisor	8,840
Capital shares sold	565
Investment securities sold	415,419
Prepaid expenses and other assets	1,501
Total assets	6,547,918

LIABILITIES:
Call options written, at value	$3,146
Securities sold short, at value	1,187,528
Payables:
Due to advisor (Note 3)	6,106
Capital shares redeemed	11,431
Investment securities purchased	208,979
Dividends on securities sold short	1,319
Distributions	2,747
Distributions fees	1,119
Trustee expenses	581
Chief compliance officer fees	417
Accrued expenses	25,071
Total liabilities	1,448,444
NET ASSETS	$5,099,474

NET ASSETS CONSIST OF:
Paid-in capital	$6,450,722
Accumulated net investment loss	(97,771)
Accumulated net realized loss on investments	(194,719)
Net unrealized depreciation on investments	(1,058,758)
Total net assets	$5,099,474
Total investments, at cost	$3,075,230
Proceeds from securities sold short	$922,884
Premiums on options	$3,872
Class A Shares:
Net Assets	$3,285,385
Shares of beneficial interest outstanding(1)	410,399
Net asset value per share and redemption price per share	$8 .01
Offering price per share (100 ÷ 94.50 x net asset value per share)	$8 .48
Class C Shares:
Net Assets	$343,358
Shares of beneficial interest outstanding(1)	43,664
Net asset value per share and redemption price per share	$7 .86
Institutional Class Shares:
Net Assets	$1,470,731
Shares of beneficial interest outstanding(1)	182,614
Net asset value per share and redemption price per share	$8 .05

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.

The accompanying notes are an integral part of the financial statements.

6 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Statement of Operations

Quaker Akros Absolute Return

For the Six-Month Period Ended December 31, 2012 (unaudited)

INVESTMENT INCOME

Income:
Interest	$15,078
Total income	15,078
Expenses:
Fund administration, accounting, and transfer agent	40,792
Investment advisory fees (Note 3)	40,126
Registration and filing expenses	13,821
Dividends and interest on securities sold short	9,154
Custody fees	7,833
Distribution fee — Class A	5,591
Distribution fee — Class C	1,670
Officers’ compensation fees	2,123
Other operating expenses	1,390
Trustee fees and meeting expenses	1,145
Legal fees	612
Printing expenses	105
Total expenses	124,362
Less:
Investment advisory fees waived & reimbursed (Note 3)	(61,247)
Net expenses	63,115
Net investment loss	(48,037)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized loss from investments, (excluding securities sold short)	(152,808)
Net realized gain from securities sold short	39,183
Net realized gain from written options	41,954
Net realized loss on futures	(56,108)
Net change unrealized appreciation on investments (excluding securities sold short)	101,788
Net change in unrealized depreciation on securities sold short	(124,608)
Net change in unrealized depreciation on written options	(5,497)
Net change in unrealized appreciation on futures	27,815
Net realized and unrealized loss on investments and foreign currency transactions	(128,281)
Net decrease in net assets resulting from operations	$(176,318)
Foreign withholding taxes on dividends	$(128)

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 7

Statement of Changes in Net Assets

Quaker Akros Absolute Return

For the Six Month Period Ended December 31, 2012 (unaudited)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(48,037)
Net realized loss from investments	(152,808)
Net realized gain from securities sold short	39,183
Net realized gain from written options	41,954
Net realized loss on futures	(56,108)
Change in net unrealized depreciation on investments	(22,820)
Change in net unrealized depreciation on written options	(5,497)
Change in net unrealized appreciation on futures	27,815
Net decrease in net assets resulting from operations	(176,318)
Distributions to shareholders from
Net realized capital gain — Class A	(32,569)
Net realized capital gain — Class C	(2,967)
Net realized capital gain — Institutional Class	(14,505)
Total distributions	(50,041)
Capital share transactions
Decrease in net assets from fund share transactions (Note 8)	$(1,421,348)
Total decrease in net assets	$(1,647,707)

NET ASSETS
Beginning of period	6,747,181
End of period	$5,099,474
Accumulated net investment loss, at end of period	$(97,771)

For the Fiscal Year Ended June 30,2012

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(81,950)
Net realized gain from investments and foreign currency transactions	72,372
Net realized gain from securities sold short	30,522
Change in net unrealized depreciation on investments	(665,169)
Change in net unrealized appreciation on securities sold short	130,091
Net decrease in net assets resulting from operations	(514,134)
Capital share transactions
Decrease in net assets from fund share transactions (Note 9)	(5,261,426)
Total decrease in net assets	(5,775,560)

NET ASSETS
Beginning of period	12,522,741
End of period	$6,747,181
Accumulated net investment loss, at end of period	$(49,734)

The accompanying notes are an integral part of the financial statements.

8 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Akros Absolute Return Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month Period from July 1, 2012 to December 31, 2012(1)	Year Ended June 30, 2012	For the Period September 1, 2010 to June 30, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$8.29	$8.84	$9.16		$9.84	$9.68	$9.46
Income from investment operations
Net investment loss(2)	(0.06)	(0.09)	(0.11)		(0.09)	(0.06)	0.07
Net realized and unrealized gain (loss) on investments	(0.14)	(0.46)	0 .08		(0.06)	0.51	0.64
Total from investment operations	(0.20)	(0.55)	(0 .03)		(0.15)	0.45	0.71
Distributions to shareholders from:
Net investment income	—	—	—		—	(0.07)	(0.16)
Net realized capital gain	(0.08)	—	(0 .25)		(0.53)	(0.22)	(0.33)
Return of capital	—	—	(0 .04)		—	—	—
Total distributions	(0.08)	—	(0 .29)		(0.53)	(0.29)	(0 .49)
Paid-in capital from redemption fees	—	—	—		0.00 ‡	—	—
Net asset value, end of period	$8.01	$8.29	$8.84		$9.16	$9.84	$9.68
Total return(3)	(2.41)%	(6.22)%	(0.39	)%†*	(1.45)%	(5.30)%	7.95%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,285	$4,697	$9,809		$9,983	$4,064	$2,733
Ratio of expenses to average net assets:
Expenses before reductions	3.89%	2.67%	3.27	%**	4.77%	7.52%	8.91%
Expenses net of fee waivers, if any	1.99%	1.99%	2.00	%**	2.28%	2.03%	2.18%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	3.61%	2.56%	2.97	%**	4.48%	7.48%	8.72%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.70%	1.88%	1.69	%**	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets***
Before waiver and expense reimbursement(4)	(3.42)%	(1.71)%	(2.72	)%**	(4.12)%	(6.25)%	(5.90)%
After waiver and expense reimbursement(4)	(1.52)%	(1.03)%	(1.44	)%**	(1.63)%	(0.77)%	0.83%
Portfolio turnover rate	77.56%	103.42%	136.57	%*	373.76%	456.41%	249.85%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

	*	Not Annualized

	**	Annualized

	***	The net investment income (loss) ratios include dividends on short positions.

	‡	Less than 0.5 cent per share.

	†	The returns shown represent performance for a period of less than one year.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 9

Financial Highlights

Quaker Akros Absolute Return Fund

(For a Share Outstanding Throughout the Period)

	Class C
	For the Six-		For the period
	Month Period		October 4, 2010
	from July 1,		(commencement
	2012 to	Year Ended	of operations) to
	December 31, 2012 (1)	June 30, 2012	June 30, 2011
Net asset value, beginning of period	$8.18	$8.78	$9.25
Income from investment operations
Net investment loss(2)	(0.09)	(0.16)	(0.12)
Net realized and unrealized loss on investments	(0.15)	(0.44)	(0.06)
Total from investment operations	(0.24)	(0.60)	(0.18)
Distributions to shareholders from:
Net realized capital gain	(0.08)	—	(0.25)
Return of capital	—	—	(0.04)
Total distributions	(0.08)	—	(0.29)
Net asset value, end of period	$7.86	$8.18	$8.78
Total return(3)	(2.94)%	(6.83)%	(2.02	)%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$343	$381	$296
Ratio of expenses to average net assets:
Expenses before reductions	4.63%	3.42%	3.94	%**
Expenses net of fee waivers, if any	2.74%	2.74%	2.74	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	4.34%	3.29%	3.84	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	2.45%	2.61%	2.65	%**
Ratio of net investment income to average net assets***
Before waiver and expense reimbursement(4)	(4.16)%	(2.52)%	(3.05	)%**
After waiver and expense reimbursement(4)	(2.28)%	(1.84)%	(1.86	)%**
Portfolio turnover rate	77.56%	103.42%	136.57	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.

†	The returns shown represent performance for a period of less than one year.

The accompanying notes are an integral part of the financial statements.

10 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Akros Absolute Return Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-		For the period
	Month Period		October 4, 2010
	from		(commencement
	July 1, 2012 to	Year Ended	of operations)
	December 31, 2012 (1)	June 30, 2012	to June 30, 2011
Net asset value, beginning of period	$8.33	$8.86	$9.25
Income from investment operations
Net investment loss(2)	(0.05)	(0.06)	(0.07)
Net realized and unrealized loss on investments	(0.15)	(0.47)	(0.03)
Total from investment operations	(0.20)	(0.53)	(0.10)
Distributions to shareholders from:
Net realized capital gain	(0.08)	—	(0.25)
Return of capital	—	—	(0.04)
Total distributions	(0.08)	—	(0.29)
Net asset value, end of period	$8.05	$8.33	$8.86
Total return(3)	(2.40)%	(5.98)%	(1.14	)%†*
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,471	$1,670	$2,418
Ratio of expenses to average net assets:
Expenses before reductions	3.67%	2.42%	2.93	%**
Expenses net of fee waivers, if any	1.74%	1.74%	1.74	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	3.39%	2.31%	2.62	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.46%	1.63%	1.44	%**
Ratio of net investment income to average net assets***
Before waiver and expense reimbursement(4)	(3.20)%	(1.44)%	(2.17	)%**
After waiver and expense reimbursement(4)	(1.27)%	(0.76)%	(0.99	)%**
Portfolio turnover rate	77.56%	103.39%	136.57	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.

†	The returns shown represent performance for a period of less than one year.

The accompanying notes are an integral part of the financial statements.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 11

Notes to the Financial Statements

Note 1 — Organization

     The Quaker Investment Trust (“Trust”), an open-end management investment company was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has seven series:Quaker Akros Absolute Return Fund (formerly, Quaker Akros Absolute Strategies Fund) (“Akros Absolute Return”), Quaker Event Arbitrage Fund (“Event Arbitrage”) Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Growth Tactical Allocation Fund (“Small-Cap Growth Tactical Allocation”), Quaker Small-Cap Value Fund (“Small-Cap Value”) and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, “Funds”). All Funds are diversified with the exception of Akros Absolute Return and Event Arbitrage. The investment objective of the Akros Absolute Return is set forth below.

     Akros Absolute Return commenced operations on October 4, 2010 in conjunction with the reorganization of the Akros Absolute Return Fund (“Absolute Return Fund”). The predecessor Absolute Return Fund commenced operations on September 30, 2005. The investment objective of this Fund is to seek long-term growth of capital. The investment objective of the Fund is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.

     Effective March 25, 2011, the Board approved changing the name of the Quaker Akros Absolute Strategies Fund to the Quaker Akros Absolute Return Fund. There have been no changes to the investment objective or strategies of the Fund.

     The Fund currently offers three classes of shares (Class A, Class C and Institutional Class). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class C shares are charged a distribution fee, but bear no front-end sales charge or contingent deferred sales charge (“CDSC”); and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

     Quaker Funds, Inc. (“QFI”), the investment adviser to the Fund, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

     A.     Security Valuation. The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

     Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

     Short-term investments are valued at amortized cost, which approximates fair market value.

     The Fund has adopted fair valuation procedures to value securities at fair market value in certain circumstances and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate.

The Fund will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund calculates its net asset value. The Fund’s fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

     The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

     Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are audited financial statements, expenses occurred from the partnership, interim financial statements, capital call, distributions and publicly traded securities. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

     Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

     Level I—Quoted prices in active markets for identical securities.

     Level II—Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

     Level III—Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

     Equity and option securities, for which market quotations are readily available, are valued at the last reported sale price and are categorized as Level 1. Investments in open-end mutual funds, exchange traded funds (“ETF’s”) and futures are valued at their closing net asset value each business day and are categorized as Level 1. Short-term securities

12 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair market value and are categorized as Level 1.

     For international equity securities traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

     The Fund also holds securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

     The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

     The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

     The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category	Akros Absolute Return	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2012
Corporate Bonds
Energy		$—	$11,000	$—	$11,000
Financial		—	407,768	—	407,768
Common Stocks
Basic Materials		69,193	—	—	69,193
Communications		68,291	—	—	68,291
Consumer, Cyclical		—	—	8	8
Consumer, Non-cyclical		155,045	—	—	155,045
Diversified		242,676	—	—	242,676
Energy		128,814	—	—	128,814
Financial		238,808	—	—	238,808
Healthcare		281,686	—	—	281,686
Industrial		59,190	—	—	59,190
Technology		327,329	—	8,112	335,441
Utilities		89,220	—	—	89,220
Exchange-Traded Fund
Funds		58,760	—	—	58,760
Warrants		2,760	—	—	2,760
Private Placements
Technology		—	—	18,770	18,770
Preferred Stock
Healthcare		—	—	112,500	112,500
Futures		460	—	—	460
Sub-Total		$1,722,232	$418,768	$139,390	$2,280,390
Call Options Written		$(3,146)	$—	$—	$(3,146)
Securities Sold Short		$(1,187,528)	$—	$—	$(1,187,528)
Total		$531,558	$418,768	$139,390	$1,089,716

     There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2012.

     The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2012 through December 31, 2012.

Category	Balance as of 6/30/2012	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2012
Common Stock
Consumer, Cyclical	$8	$—	$—	$—	$—	$—	$—	$—	$8
Technology	8,112	—	—	—	—	—	—	—	8,112
Preferred Stock
Healthcare	105,000	—	—	—	7,500	—	—	—	112,500
Private Placement
Technology	18,770	—	—	—	—	—	—	—	18,770
Warrant	—	—	—	—	—	—	—	—	—
	$131,890	$—	$—	$—	$7,500	$—	$—	$—	$139,390

2 0 1 2  S E M I - A N N U A L  R E P O R T | 13

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

     The following presents information about significant unobservable inputs related to Akros Absolute Return’s Level 3 investments at December 31, 2012:

     Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input
Common Stocks	$8,120	Qualitative Assessment	Evaluated Quotes
Private Placement	18,770	Qualitative Assessment	Evaluated Quotes
Preferred Stock	112,500	Qualitative Assessment	Evaluated Quotes

     B.     Federal Income Taxes.   It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

     In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the four open tax years as of December 31, 2012 and has determined that the implementation of ASC 740 does not have a material impact on the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

     Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

     C.     Security Transactions and Investment Income.   Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

     The Fund may make short sales of investments, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

     If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

     D.     Options Contracts Purchased.   The Fund may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. The Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     E.     Options Contracts Written.   The Fund may write options to manage exposure to certain changes in the market. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

     A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     F.     Futures Contracts.   The Fund may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities the Fund intends to purchase. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

14 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

     G.     Foreign Currency Transactions.   Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Fund’s books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

     H.     Forward Foreign Currency Contracts.   The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

     Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

     I.     Portfolio Investment Risks.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

     The Akros Absolute Return Fund is not a “diversified” Fund, which means that the Fund may allocate their investments to a relatively small number of issuers or to a single industry, making the Fund more susceptible to adverse developments of a single user or industry. As a result, investing in the Fund is potentially more risky than investing in a diversified fund that is otherwise similar to the Fund.

     J.     Multiple Class Allocations.   Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

     K.     Expense Allocations.   Expenses that are not series (Fund) specific are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets.

     L.     Distributions to Shareholders.   The Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its period ending December 31.

     M.     Use of Estimates.   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

     N.     Security Loans.   The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of the loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

     O.     Derivative Instruments.   The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements.

     The Fund traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

     The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at December 31,2012 was as follows:

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$ —	$3,146
Futures	460	—

(1)	Statement of Assets and Liabilities location:Investments, at value.
(2)	Statement of Assets and Liabilities location:Call options written, at value.

     The effect of derivative instruments on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended December 31, 2012 was as follows:

	Fair Value
		Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)
Written Options	$41,954	$(5,497)
Purchased Options	(19,212)	(3,577)
Futures	(56,108)	27,815

(1)	Statement of Operations location:Net Realized gain from written options, net realized loss from investments.
(2)	Statement of Operations location:Net change in unrealized depreciation on written options, net change in unrealized appreciation on investments.

2 0 1 2  S E M I - A N N U A L  R E P O R T | 15

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

     The average notional amounts of written options, purchased options and futures contracts outstanding during the period ended December 31, 2012 were approximately as follows:

Written	Purchased
Options	Options	Futures
$4,185	$9,637	$575,499

Note 3 — Investment Advisory Fee and Other Related Party Transactions

     QFI serves as investment adviser to the Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected Akros Capital, LLC to serve as sub-adviser.

     QFI or the sub-adviser provide the Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

     The Fund paid QFI aggregate fees shown in the table below for the period ended December 31, 2012. Amounts are expressed as an annualized percentage of average net assets.

Advisory &
Aggregate	Sub-advisory	sub-advisory
advisory fee	fee paid by QFI	fees waived &
paid to QFI	to the sub-adviser	reimbursed
1.25%	0.75%	1.91%

     For the period ended December 31, 2012, QFI and the sub-adviser earned and reimbursed fees as follows:

Advisory &
Aggregate	Sub-advisory	sub-advisory
advisory fee	fee paid by QFI	fees waived &
paid to QFI	to the Sub-Advisor	reimbursed
$40,126	$24,075	$61,247

     Akros Capital, LLC, the sub-adviser to Akros Absolute Return has waived a portion of its sub-advisory fee to the extent that the total operating expenses of Akros Absolute Return (exclusive of 12b-1 fees) exceeded the annual rate of 1.99% for Class A shares, 2.74% for Class C shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. If, at any time, the annualized expenses of Akros Absolute Return were less than the annualized expense ratio, the Trust, on behalf of Akros Absolute Return, would reimburse QFI for any fees previously waived and/or expenses previously assumed;provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Akros Absolute Return, and (b) can be repaid without causing the expenses of Akros Absolute Return to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2012 until October 28,2013. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to the Akros Absolute Return Fund, in the event of its merger or liquidation.

     At December 31, 2012, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $389,604. The Advisor may recapture portions of the above amount no later than the dates stated below:

August 30,	June 30,	June 30,	June 30,
2013	2014	2015	2016
$152,600	$120,543	$55,214	$61,247

     US Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Trust’s transfer, dividend paying, and shareholder servicing agent

(“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate ranging between $8 and $11 dollars per shareholder account.

     Brown Brothers Harriman & Co. serves as fund accountant and administrator (“Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides fund accounting services and administrative services to each Fund. As compensation for its services, the Administrator receives a fee at the annual rate of 0.025% for accounting and 0.030% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.020% for accounting and 0.025% for administration for over $2 billion of average daily net assets.

     Effective February 1, 2013 USBFS, serves as the fund’s administrator and fund accountant for the Trust pursuant to a written agreement with the Trust. As compensation for its services as fund administrator & fund accountant USBFS receives a fee at the annual rate of 0.05% of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.04% for over $2 billion to $3 billion of average daily net assets and 0.03% for over $3 billion of average daily net assets.

     The Trust will incur an annual account minimum if, on an annual basis, the asset charges do not exceed the account minimum charges.

     Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that the Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that the Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

     For the period ending December 31,2012, the Distributor received $68 in underwriter concessions from the sale of Funds shares.

     Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the period ending December 31, 2012, the Fund was allocated $2,123 of the CCO’s fees for compensation.

Note 4 — Purchases and Sales of Investments

     For the period ending December 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Purchases	Sales
$2,167,101	$2,906,485

Note 5 — Options Written

     A summary of option contracts written by the Fund during the period ended December 31, 2012 is as follows:

	Number of	Option
	Contracts	Premiums
Options outstanding at beginning of period	140	$9,698
Options written	1,175	38,694
Options exercised	(302)	(8,452)
Options expired	(714)	(30,118)
Options closed	(185)	(5,950)
Options outstanding at end of period	114	$3,872

16 | 2 0 1 2  S E M I - A N N U A L  R E P O R T

Note 6 — Tax Matters

     As of June 30,2012, the components of distributable earnings on a tax basis were as follows:

Unrealized	Total
Appreciation	Undistributed	Undistributed	Capital Loss	Late Year	Distributable
(Depreciation)	Ordinary Income	Capital Loss	Carryforward	Losses	Earnings
$(1,075,155)	$—	$—	$—	$(49,734)	$(1,124,889)

     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles from options and the differing book/tax treatment of unrealized appreciation/depreciation on futures contracts.

     The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31.

     Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

     Under the Regulated Investment Company Modernization Act of 2010 (“Act”), net capital losses may be carried forward indefinitely, and their character is retained as short term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized.

Note 7 — Distributions to Shareholders

     Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

     The tax character of dividends and distributions paid during the fiscal years of 2012 and 2011 were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital
2012	2011	2012	2011	2012	2011
$—	$341,500	$—	$—	$—	$(51,880)

     For the six-month period ended December 31, 2012 (unaudited)*:

Ordinary	Long-Term
Income	Capital Gain
$50,041	$—

*	Tax information for the period ended December 31, 2012, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

Note 8 — Fund Share Transactions

     At December 31, 2012, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of the Fund:

Akros Absolute Return

	For the Six-Month Period ended December 31, 2012				For the Fiscal Year Ended June 30, 2012
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	88,326	(247,920)	3,728	410,399	123,496	(667,212)	—	566,265
Value	$723,927	$(2,010,249)	$29,822		$1,057,720	$(5,813,173)	$—
Class C
Shares	8,160	(11,444)	378	43,664	38,600	(25,713)	—	46,570
Value	$64,355	$(90,972)	$2,967		$323,952	$(216,198)	$—
Institutional Class
Shares	3,213	(22,743)	1,802	182,614	41,220	(113,833)	—	200,342
Value	$26,035	$(181,738)	$14,505		$356,147	$(969,874)	$—

2 0 1 2  S E M I - A N N U A L  R E P O R T | 17

Notes to the Financial Statements

Note 9 — 5% Shareholders

     At December 31, 2012, three unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held 41.69% of the outstanding shares of the Fund. Transactions by these shareholders may have a material impact upon the Fund.

Note 10 — Indemnifications

     Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is dependant on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 11 — Securities Lending

     At December 31, 2012 the Fund had no securities out on loan.

18 | 2 0 1 2  S E M I  -  A N N U A L  R E P O R T

General Information (unaudited)

Form N-Q Filing and Proxy Voting Policies and Procedures

     Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2 0 1 2  S E M I  -  A N N U A L  R E P O R T | 19

The Quaker Funds are distributed by
Foreside Fund Services, LLC.

Contact us:

Quaker Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800-220-8888
www.quakerfunds.com

©2012 Quaker® Investment Trust

QKSARAK 122012

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Quaker Investment Trust

By (Signature and Title)	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date	03/01/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date	03/01/2013

By (Signature and Title)	/s/ Laurie Keyes
Laurie Keyes,
Treasurer

Date	03/01/2013

* Print the name and title of each signing officer under his or her signature.